American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
November 30, 2023

Avantis U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.0%
AAR Corp.(1)	8,562	593,347
AerSale Corp.(1)	7,009	97,776
Archer Aviation, Inc., Class A(1)(2)	13,851	82,829
Axon Enterprise, Inc.(1)	6,448	1,482,202
Boeing Co.(1)	29,733	6,887,055
BWX Technologies, Inc.	29,122	2,272,390
Cadre Holdings, Inc.	2,234	71,935
Curtiss-Wright Corp.	4,918	1,051,960
Ducommun, Inc.(1)	2,227	112,196
General Dynamics Corp.	10,766	2,658,879
HEICO Corp.	2,017	344,967
HEICO Corp., Class A	3,901	536,036
Hexcel Corp.	14,557	1,008,946
Howmet Aerospace, Inc.	20,291	1,067,307
Huntington Ingalls Industries, Inc.	4,799	1,137,459
Kaman Corp.	4,058	82,256
Kratos Defense & Security Solutions, Inc.(1)	36,592	697,078
L3Harris Technologies, Inc.	6,975	1,330,900
Lockheed Martin Corp.	24,915	11,156,189
Mercury Systems, Inc.(1)	5,581	191,372
National Presto Industries, Inc.	775	57,908
Northrop Grumman Corp.	6,733	3,199,252
Park Aerospace Corp.	1,253	18,895
RTX Corp.	91,413	7,448,331
Spirit AeroSystems Holdings, Inc., Class A(1)	9,287	255,300
Textron, Inc.	46,978	3,601,333
TransDigm Group, Inc.	2,955	2,845,281
Triumph Group, Inc.(1)	2,602	29,116
Virgin Galactic Holdings, Inc.(1)(2)	22,335	49,807
Woodward, Inc.	25,205	3,407,212
		53,775,514
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	39,070	621,603
CH Robinson Worldwide, Inc.	23,303	1,912,011
Expeditors International of Washington, Inc.	59,556	7,166,969
FedEx Corp.	55,278	14,307,605
Forward Air Corp.	11,991	761,788
GXO Logistics, Inc.(1)	5,476	308,080
Hub Group, Inc., Class A(1)	14,960	1,130,228
Radiant Logistics, Inc.(1)	13,283	79,831
United Parcel Service, Inc., Class B	116,180	17,614,050
		43,902,165
Automobile Components — 0.5%
Adient PLC(1)	6,457	207,915
American Axle & Manufacturing Holdings, Inc.(1)	62,548	435,334
Aptiv PLC(1)	35,352	2,928,560
Autoliv, Inc.	30,899	3,201,754
BorgWarner, Inc.	86,078	2,899,968
Cooper-Standard Holdings, Inc.(1)	2,032	36,048

Dana, Inc.	72,204	953,815
Fox Factory Holding Corp.(1)	8,314	519,708
Garrett Motion, Inc.(1)	1,793	13,268
Gentex Corp.	58,765	1,787,044
Gentherm, Inc.(1)	4,824	221,518
Goodyear Tire & Rubber Co.(1)	154,391	2,144,491
LCI Industries	12,265	1,330,875
Lear Corp.	20,697	2,768,224
Luminar Technologies, Inc.(1)(2)	11,470	28,675
Modine Manufacturing Co.(1)	25,346	1,247,023
Motorcar Parts of America, Inc.(1)	4,857	46,821
Patrick Industries, Inc.	12,879	1,056,593
Phinia, Inc.	24,755	631,253
QuantumScape Corp.(1)(2)	30,718	194,752
Standard Motor Products, Inc.	5,350	192,440
Stoneridge, Inc.(1)	5,083	81,328
Visteon Corp.(1)	9,878	1,172,222
XPEL, Inc.(1)	2,862	130,793
		24,230,422
Automobiles — 1.4%
Ford Motor Co.	967,420	9,925,729
General Motors Co.	341,801	10,800,912
Harley-Davidson, Inc.	52,477	1,573,785
Lucid Group, Inc.(1)(2)	34,191	144,286
Rivian Automotive, Inc., Class A(1)(2)	104,685	1,754,521
Tesla, Inc.(1)	175,010	42,016,401
Thor Industries, Inc.	24,119	2,389,469
Winnebago Industries, Inc.	14,624	945,149
		69,550,252
Banks — 5.1%
1st Source Corp.	3,852	186,167
ACNB Corp.	607	23,722
Amalgamated Financial Corp.	9,865	207,165
Amerant Bancorp, Inc.	10,090	208,964
American National Bankshares, Inc.	2,296	93,332
Ameris Bancorp	19,919	848,151
Ames National Corp.	775	14,322
Arrow Financial Corp.	5,170	127,441
Associated Banc-Corp.	51,245	909,086
Atlantic Union Bankshares Corp.	21,253	649,704
Axos Financial, Inc.(1)	26,953	1,031,491
Banc of California, Inc.(2)	23,707	274,053
BancFirst Corp.	5,182	448,917
Bancorp, Inc.(1)	27,897	1,088,262
Bank First Corp.(2)	1,966	158,774
Bank of America Corp.	641,647	19,563,817
Bank of Hawaii Corp.(2)	20,304	1,179,053
Bank of Marin Bancorp	3,688	70,920
Bank of NT Butterfield & Son Ltd.	12,312	341,412
Bank OZK	43,226	1,809,440
BankUnited, Inc.	36,330	1,002,345
Bankwell Financial Group, Inc.	1,020	27,499
Banner Corp.	14,396	649,835
Bar Harbor Bankshares	3,527	91,596
Baycom Corp.	535	11,182

BCB Bancorp, Inc.	4,574	52,967
Berkshire Hills Bancorp, Inc.	17,042	356,689
Blue Foundry Bancorp(1)	5,221	45,423
Blue Ridge Bankshares, Inc.(2)	1,176	3,175
BOK Financial Corp.	6,025	432,414
Bridgewater Bancshares, Inc.(1)	8,610	89,286
Brookline Bancorp, Inc.	28,952	275,913
Business First Bancshares, Inc.	8,087	163,600
Byline Bancorp, Inc.	11,105	221,989
Cadence Bank	77,870	1,950,643
Cambridge Bancorp	2,247	131,292
Camden National Corp.	4,047	136,586
Capital City Bank Group, Inc.	3,576	95,622
Capstar Financial Holdings, Inc.	3,763	61,826
Carter Bankshares, Inc.(1)	8,717	109,224
Cathay General Bancorp	29,842	1,094,605
Central Pacific Financial Corp.	13,387	235,210
Central Valley Community Bancorp	2,784	47,913
Chemung Financial Corp.	144	6,653
Citigroup, Inc.	256,294	11,815,153
Citizens & Northern Corp.	102	2,051
Citizens Financial Group, Inc.	133,019	3,627,428
Citizens Financial Services, Inc.	700	39,858
City Holding Co.	5,803	558,655
Civista Bancshares, Inc.	2,325	36,386
CNB Financial Corp.	6,854	139,410
Coastal Financial Corp.(1)	2,772	108,302
Codorus Valley Bancorp, Inc.	16	323
Columbia Banking System, Inc.	63,739	1,429,666
Columbia Financial, Inc.(1)	6,679	109,870
Comerica, Inc.	56,919	2,573,877
Commerce Bancshares, Inc.	35,655	1,803,073
Community Bank System, Inc.	9,282	411,750
Community Trust Bancorp, Inc.	5,877	233,846
ConnectOne Bancorp, Inc.	13,875	272,783
CrossFirst Bankshares, Inc.(1)	13,288	149,091
Cullen/Frost Bankers, Inc.	16,891	1,660,216
Customers Bancorp, Inc.(1)	18,986	855,699
CVB Financial Corp.	41,483	741,716
Dime Community Bancshares, Inc.	17,536	352,474
Eagle Bancorp, Inc.	11,210	266,125
East West Bancorp, Inc.	56,308	3,542,899
Eastern Bankshares, Inc.	74,343	889,142
Enterprise Bancorp, Inc.	600	16,218
Enterprise Financial Services Corp.	14,122	553,724
Equity Bancshares, Inc., Class A	6,305	159,075
Esquire Financial Holdings, Inc.	2,781	129,511
Farmers & Merchants Bancorp, Inc.	1,027	20,027
Farmers National Banc Corp.	11,947	147,068
FB Financial Corp.	9,329	313,081
Fifth Third Bancorp	187,772	5,435,999
Financial Institutions, Inc.	6,255	108,587
First BanCorp	102,381	1,535,715
First Bancorp, Inc.	582	14,544
First Bancorp/Southern Pines NC	10,945	343,016

First Bancshares, Inc.	6,115	156,850
First Busey Corp.	20,246	439,338
First Business Financial Services, Inc.	3,276	114,594
First Citizens BancShares, Inc., Class A	2,938	4,312,661
First Commonwealth Financial Corp.	39,340	525,976
First Community Bankshares, Inc.	3,444	112,481
First Financial Bancorp	29,894	604,158
First Financial Bankshares, Inc.	36,380	954,975
First Financial Corp.	3,526	134,870
First Foundation, Inc.	15,159	89,135
First Hawaiian, Inc.	42,717	839,389
First Horizon Corp.	81,445	1,041,682
First Internet Bancorp	1,280	28,083
First Interstate BancSystem, Inc., Class A	21,754	563,211
First Merchants Corp.	23,904	733,136
First Mid Bancshares, Inc.	7,161	221,919
First of Long Island Corp.	7,182	81,731
Five Star Bancorp	2,219	50,704
Flushing Financial Corp.	10,183	143,886
FNB Corp.	121,587	1,457,828
FS Bancorp, Inc.	1,098	33,324
Fulton Financial Corp.	66,279	943,150
FVCBankcorp, Inc.(1)(2)	1,399	15,613
German American Bancorp, Inc.	7,441	214,450
Glacier Bancorp, Inc.	25,162	846,198
Great Southern Bancorp, Inc.	3,520	178,851
Greene County Bancorp, Inc.	466	11,697
Guaranty Bancshares, Inc.	883	26,393
Hancock Whitney Corp.	36,018	1,485,742
Hanmi Financial Corp.	13,122	218,350
HarborOne Bancorp, Inc.	10,987	121,187
HBT Financial, Inc.	3,431	64,331
Heartland Financial USA, Inc.	16,605	513,593
Heritage Commerce Corp.	24,030	204,015
Heritage Financial Corp.	8,827	157,297
Hilltop Holdings, Inc.	16,963	499,560
Hingham Institution For Savings	446	72,698
Home Bancorp, Inc.	153	5,577
Home BancShares, Inc.	49,267	1,092,742
HomeStreet, Inc.	4,997	33,730
HomeTrust Bancshares, Inc.	4,101	94,651
Hope Bancorp, Inc.	38,618	378,456
Horizon Bancorp, Inc.	14,391	156,718
Huntington Bancshares, Inc.	379,277	4,270,659
Independent Bank Corp.	14,347	818,066
Independent Bank Corp. (Michigan)	9,845	212,849
Independent Bank Group, Inc.	10,367	400,996
International Bancshares Corp.	26,059	1,169,267
JPMorgan Chase & Co.	315,159	49,190,017
Kearny Financial Corp.	12,712	100,425
KeyCorp	306,820	3,801,500
Lakeland Bancorp, Inc.	21,398	265,121
Lakeland Financial Corp.	7,176	398,627
Live Oak Bancshares, Inc.	15,011	504,370
M&T Bank Corp.	33,714	4,321,123

Macatawa Bank Corp.	8,140	79,039
MainStreet Bancshares, Inc.	72	1,499
Mercantile Bank Corp.	7,209	247,918
Metrocity Bankshares, Inc.	7,281	145,474
Metropolitan Bank Holding Corp.(1)	3,953	154,048
Mid Penn Bancorp, Inc.	2,950	59,354
Midland States Bancorp, Inc.	8,585	193,849
MidWestOne Financial Group, Inc.	2,989	62,948
MVB Financial Corp.	1,299	25,967
National Bank Holdings Corp., Class A	11,154	368,194
National Bankshares, Inc.	152	4,110
NBT Bancorp, Inc.	15,577	553,451
New York Community Bancorp, Inc.	240,242	2,260,677
Nicolet Bankshares, Inc.	3,172	233,650
Northeast Bank	2,434	124,791
Northfield Bancorp, Inc.	12,437	118,649
Northrim BanCorp, Inc.	2,278	112,465
Northwest Bancshares, Inc.	55,689	620,375
NU Holdings Ltd., Class A(1)	152,223	1,239,095
Oak Valley Bancorp	715	18,669
OceanFirst Financial Corp.	17,659	244,754
OFG Bancorp	28,728	964,112
Old National Bancorp	114,622	1,706,722
Old Second Bancorp, Inc.	21,750	306,458
OP Bancorp	18	166
Origin Bancorp, Inc.	8,891	282,467
Orrstown Financial Services, Inc.	1,113	26,634
Pacific Premier Bancorp, Inc.	34,169	769,486
PacWest Bancorp	24,124	181,895
Park National Corp.	4,313	478,743
Parke Bancorp, Inc.	1,098	19,830
Pathward Financial, Inc.	14,937	740,726
PCB Bancorp	2,787	43,199
Peapack-Gladstone Financial Corp.	6,072	150,828
Peoples Bancorp, Inc.(2)	15,032	442,392
Pinnacle Financial Partners, Inc.	20,917	1,517,947
PNC Financial Services Group, Inc.	68,522	9,179,207
Popular, Inc.	33,086	2,441,416
Preferred Bank	8,167	503,332
Premier Financial Corp.	16,496	329,425
Primis Financial Corp.	1,437	14,384
Prosperity Bancshares, Inc.	16,904	1,019,480
Provident Financial Services, Inc.	28,797	438,290
QCR Holdings, Inc.	7,459	370,563
RBB Bancorp	5,010	76,553
Regions Financial Corp.	248,367	4,142,762
Renasant Corp.	14,435	393,209
Republic Bancorp, Inc., Class A	2,077	97,515
S&T Bancorp, Inc.	14,451	404,483
Sandy Spring Bancorp, Inc.	15,018	330,696
Seacoast Banking Corp. of Florida	22,668	526,804
ServisFirst Bancshares, Inc.	17,840	912,694
Shore Bancshares, Inc.	3,515	41,969
Sierra Bancorp	1,242	23,275
Simmons First National Corp., Class A	35,810	572,602

SmartFinancial, Inc.	3,888	83,087
South Plains Financial, Inc.	5,114	132,964
Southern First Bancshares, Inc.(1)	1,968	57,820
Southern Missouri Bancorp, Inc.	2,496	107,553
Southside Bancshares, Inc.	8,929	244,922
SouthState Corp.	18,620	1,378,811
Stellar Bancorp, Inc.	10,908	260,265
Stock Yards Bancorp, Inc.	7,128	314,487
Summit Financial Group, Inc.	1,747	40,827
Synovus Financial Corp.	69,970	2,154,376
Texas Capital Bancshares, Inc.(1)	13,464	738,904
TFS Financial Corp.	5,680	75,033
Third Coast Bancshares, Inc.(1)	42	712
Timberland Bancorp, Inc.	672	19,582
Tompkins Financial Corp.	3,985	211,085
Towne Bank	21,756	571,313
TriCo Bancshares	12,108	416,757
Triumph Financial, Inc.	9,357	635,060
Truist Financial Corp.	204,261	6,564,949
TrustCo Bank Corp. NY	7,214	193,624
Trustmark Corp.	20,696	474,145
U.S. Bancorp	236,954	9,032,686
UMB Financial Corp.	15,333	1,098,763
United Bankshares, Inc.	28,244	935,159
United Community Banks, Inc.	31,169	768,316
United Security Bancshares	315	2,511
Unity Bancorp, Inc.	959	26,305
Univest Financial Corp.	7,949	150,157
Valley National Bancorp	168,920	1,537,172
Veritex Holdings, Inc.	18,747	358,818
WaFd, Inc.	31,163	832,987
Washington Trust Bancorp, Inc.	5,861	156,723
Webster Financial Corp.	49,796	2,233,351
Wells Fargo & Co.	435,523	19,419,971
WesBanco, Inc.	16,051	427,278
West BanCorp, Inc.	3,026	53,590
Westamerica BanCorp	14,501	735,346
Western Alliance Bancorp	55,273	2,831,083
Western New England Bancorp, Inc.	90	707
Wintrust Financial Corp.	24,560	2,104,055
WSFS Financial Corp.	22,896	883,099
Zions Bancorp NA	70,114	2,498,162
		259,433,743
Beverages — 1.0%
Boston Beer Co., Inc., Class A(1)	2,058	730,096
Brown-Forman Corp., Class A	5,854	352,586
Brown-Forman Corp., Class B	38,366	2,253,619
Celsius Holdings, Inc.(1)	9,711	480,792
Coca-Cola Co.	283,422	16,563,182
Coca-Cola Consolidated, Inc.	2,389	1,754,768
Constellation Brands, Inc., Class A	9,890	2,378,446
Duckhorn Portfolio, Inc.(1)	4,655	47,807
Keurig Dr Pepper, Inc.	58,606	1,850,191
Molson Coors Beverage Co., Class B	45,929	2,826,471
Monster Beverage Corp.(1)	63,624	3,508,863

National Beverage Corp.(1)	8,805	418,590
PepsiCo, Inc.	106,351	17,897,810
Vita Coco Co., Inc.(1)	7,985	224,059
		51,287,280
Biotechnology — 2.4%
2seventy bio, Inc.(1)(2)	4,946	9,051
89bio, Inc.(1)	2,357	18,950
AbbVie, Inc.	134,902	19,208,696
Agios Pharmaceuticals, Inc.(1)	13,408	298,060
Akouos, Inc.(1)(2)	1,135	897
Aldeyra Therapeutics, Inc.(1)	8,950	24,792
Alector, Inc.(1)	26,996	146,318
Alkermes PLC(1)	20,761	501,171
Allogene Therapeutics, Inc.(1)	12,764	29,995
Allovir, Inc.(1)(2)	830	1,560
Alnylam Pharmaceuticals, Inc.(1)	6,787	1,141,913
Altimmune, Inc.(1)(2)	6,865	21,693
ALX Oncology Holdings, Inc.(1)(2)	606	4,751
Amgen, Inc.	49,134	13,248,492
AnaptysBio, Inc.(1)	3,191	45,121
Anavex Life Sciences Corp.(1)(2)	3,495	25,199
Anika Therapeutics, Inc.(1)	3,415	74,823
Annexon, Inc.(1)	3,874	9,646
Arbutus Biopharma Corp.(1)(2)	10,660	21,853
Arcturus Therapeutics Holdings, Inc.(1)	885	21,187
Arcus Biosciences, Inc.(1)	16,042	241,593
ARS Pharmaceuticals, Inc.(1)(2)	2,785	13,452
Beam Therapeutics, Inc.(1)	5,126	143,938
BioCryst Pharmaceuticals, Inc.(1)	13,953	82,044
Biogen, Inc.(1)	27,216	6,370,721
BioMarin Pharmaceutical, Inc.(1)	23,045	2,098,939
Bluebird Bio, Inc.(1)	12,789	48,854
Bridgebio Pharma, Inc.(1)	10,318	296,230
C4 Therapeutics, Inc.(1)	7,579	12,354
CareDx, Inc.(1)	5,496	53,366
Caribou Biosciences, Inc.(1)	7,707	45,240
Catalyst Pharmaceuticals, Inc.(1)	52,459	756,983
Chinook Therapeutics, Inc.(1)	8,349	84
Cogent Biosciences, Inc.(1)	9,755	74,821
Coherus Biosciences, Inc.(1)(2)	3,871	8,245
Crinetics Pharmaceuticals, Inc.(1)	11,454	364,123
CRISPR Therapeutics AG(1)(2)	12,017	801,894
Cullinan Oncology, Inc.(1)	16,085	131,736
Cytokinetics, Inc.(1)	6,443	215,712
Day One Biopharmaceuticals, Inc.(1)	4,579	53,025
Deciphera Pharmaceuticals, Inc.(1)	7,099	89,518
Denali Therapeutics, Inc.(1)	10,637	196,997
Disc Medicine, Inc.(1)	1,724	95,130
Dynavax Technologies Corp.(1)	41,941	574,592
Dyne Therapeutics, Inc.(1)	4,035	44,708
Eagle Pharmaceuticals, Inc.(1)	4,202	24,582
Editas Medicine, Inc.(1)	10,328	108,754
Emergent BioSolutions, Inc.(1)(2)	11,527	24,668
Enanta Pharmaceuticals, Inc.(1)	1,916	17,895
Entrada Therapeutics, Inc.(1)(2)	6,979	90,518

Erasca, Inc.(1)	5,006	8,510
Exact Sciences Corp.(1)	10,420	666,880
Exelixis, Inc.(1)	56,294	1,227,772
Fate Therapeutics, Inc.(1)	5,931	14,768
Foghorn Therapeutics, Inc.(1)	2,984	12,682
Gilead Sciences, Inc.	256,110	19,618,026
Halozyme Therapeutics, Inc.(1)	34,112	1,317,064
HilleVax, Inc.(1)	4,083	55,978
Icosavax, Inc.(1)(2)	1,560	15,787
Ideaya Biosciences, Inc.(1)	10,539	331,452
ImmunityBio, Inc.(1)(2)	1,718	6,322
Incyte Corp.(1)	29,354	1,595,096
Insmed, Inc.(1)	13,269	331,990
Ionis Pharmaceuticals, Inc.(1)	10,300	509,541
Iovance Biotherapeutics, Inc.(1)	4,811	29,203
Ironwood Pharmaceuticals, Inc.(1)	55,827	552,687
iTeos Therapeutics, Inc.(1)	4,335	40,576
Janux Therapeutics, Inc.(1)	981	8,564
KalVista Pharmaceuticals, Inc.(1)	2,368	19,986
Karuna Therapeutics, Inc.(1)	2,876	549,920
Kiniksa Pharmaceuticals Ltd., Class A(1)	4,339	70,162
Kodiak Sciences, Inc.(1)	3,505	8,482
Kura Oncology, Inc.(1)	9,557	92,416
Kymera Therapeutics, Inc.(1)	6,216	129,044
Lyell Immunopharma, Inc.(1)(2)	22,174	38,361
MannKind Corp.(1)	20,304	73,500
MiMedx Group, Inc.(1)	5,317	41,313
Mirati Therapeutics, Inc.(1)	5,654	320,865
Moderna, Inc.(1)	66,487	5,166,040
Monte Rosa Therapeutics, Inc.(1)(2)	3,222	9,988
Mural Oncology PLC(1)	2,110	7,617
Myriad Genetics, Inc.(1)	19,277	367,998
Natera, Inc.(1)	5,264	294,521
Neurocrine Biosciences, Inc.(1)	15,243	1,777,181
Nkarta, Inc.(1)	2,232	5,892
Novavax, Inc.(1)(2)	1,484	8,162
Nurix Therapeutics, Inc.(1)	5,357	33,321
Olema Pharmaceuticals, Inc.(1)	8,412	117,347
Organogenesis Holdings, Inc.(1)	9,486	24,189
ORIC Pharmaceuticals, Inc.(1)	7,147	56,461
PDL BioPharma, Inc.(1)	1,937	19
PepGen, Inc.(1)	1,390	6,811
PMV Pharmaceuticals, Inc.(1)	3,294	7,543
Point Biopharma Global, Inc.(1)	37,336	507,770
Poseida Therapeutics, Inc.(1)	8,559	22,853
ProKidney Corp.(1)	1,456	2,446
Protagonist Therapeutics, Inc.(1)	17,556	319,695
PTC Therapeutics, Inc.(1)	6,164	141,895
RAPT Therapeutics, Inc.(1)	1,424	20,676
Regeneron Pharmaceuticals, Inc.(1)	15,092	12,432,941
REGENXBIO, Inc.(1)	13,635	266,155
Relay Therapeutics, Inc.(1)	10,531	83,300
Repare Therapeutics, Inc.(1)(2)	4,231	21,790
Replimune Group, Inc.(1)	8,592	96,059
REVOLUTION Medicines, Inc.(1)	10,446	243,705

Rocket Pharmaceuticals, Inc.(1)	6,711	156,568
Roivant Sciences Ltd.(1)	45,655	436,462
Sage Therapeutics, Inc.(1)	11,969	234,353
Sarepta Therapeutics, Inc.(1)	4,866	395,509
Savara, Inc.(1)	9,549	36,764
Scholar Rock Holding Corp.(1)	6,786	85,436
Seagen, Inc.(1)	7,761	1,654,723
SpringWorks Therapeutics, Inc.(1)	5,144	156,326
Stoke Therapeutics, Inc.(1)(2)	612	2,319
Sutro Biopharma, Inc.(1)	9,613	25,090
Syndax Pharmaceuticals, Inc.(1)	3,588	59,722
Tango Therapeutics, Inc.(1)	10,953	83,243
Tenaya Therapeutics, Inc.(1)	3,457	6,499
Twist Bioscience Corp.(1)	11,139	267,893
uniQure NV(1)	9,669	65,556
United Therapeutics Corp.(1)	13,345	3,202,800
Vanda Pharmaceuticals, Inc.(1)	11,217	41,727
Vaxcyte, Inc.(1)	6,554	339,301
Veracyte, Inc.(1)	10,463	267,853
Vertex Pharmaceuticals, Inc.(1)	40,630	14,415,930
Verve Therapeutics, Inc.(1)	2,350	26,508
Vir Biotechnology, Inc.(1)	49,182	466,737
Voyager Therapeutics, Inc.(1)	16,816	122,084
Xencor, Inc.(1)	11,821	216,797
Xenon Pharmaceuticals, Inc.(1)	5,530	202,287
XOMA Corp.(1)	868	12,881
Y-mAbs Therapeutics, Inc.(1)	764	4,744
Zentalis Pharmaceuticals, Inc.(1)	2,428	27,315
Zymeworks, Inc.(1)	2,081	18,458
		120,696,091
Broadline Retail — 2.6%
Amazon.com, Inc.(1)	744,785	108,805,641
Big Lots, Inc.(2)	10,463	55,140
Dillard's, Inc., Class A(2)	1,808	627,539
eBay, Inc.	31,018	1,272,048
Etsy, Inc.(1)	9,605	728,155
Kohl's Corp.	60,929	1,428,785
Macy's, Inc.	153,118	2,428,451
MercadoLibre, Inc.(1)	8,483	13,746,362
Nordstrom, Inc.	51,550	805,211
Ollie's Bargain Outlet Holdings, Inc.(1)	12,470	913,677
		130,811,009
Building Products — 1.2%
A O Smith Corp.	38,611	2,909,725
AAON, Inc.	6,622	414,537
Advanced Drainage Systems, Inc.	34,843	4,219,836
Allegion PLC	12,150	1,288,994
American Woodmark Corp.(1)	3,880	280,912
Apogee Enterprises, Inc.	10,815	487,757
Armstrong World Industries, Inc.	24,087	2,042,818
AZEK Co., Inc.(1)	15,945	549,943
AZZ, Inc.	4,287	210,792
Builders FirstSource, Inc.(1)	57,819	7,754,106
Carlisle Cos., Inc.	15,164	4,252,137
Carrier Global Corp.	44,443	2,309,258

CSW Industrials, Inc.	4,181	741,417
Fortune Brands Innovations, Inc.	29,175	1,996,445
Gibraltar Industries, Inc.(1)	13,939	936,561
Griffon Corp.	19,662	914,873
Hayward Holdings, Inc.(1)	12,815	151,089
Insteel Industries, Inc.	10,204	347,140
Janus International Group, Inc.(1)	16,679	175,963
JELD-WEN Holding, Inc.(1)	49,454	790,275
Johnson Controls International PLC	23,644	1,248,403
Lennox International, Inc.	5,960	2,423,694
Masco Corp.	14,499	877,914
Masonite International Corp.(1)	12,240	1,087,524
Masterbrand, Inc.(1)	35,765	479,966
Owens Corning	40,033	5,427,674
PGT Innovations, Inc.(1)	25,353	816,113
Quanex Building Products Corp.	19,097	587,997
Resideo Technologies, Inc.(1)	4,201	69,022
Simpson Manufacturing Co., Inc.	17,893	2,987,594
Trane Technologies PLC	17,116	3,858,118
Trex Co., Inc.(1)	36,862	2,590,293
UFP Industries, Inc.	30,763	3,372,548
Zurn Elkay Water Solutions Corp.	15,820	465,741
		59,067,179
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	3,150	426,983
Ameriprise Financial, Inc.	32,938	11,643,912
Ares Management Corp., Class A	10,873	1,220,494
Artisan Partners Asset Management, Inc., Class A	35,097	1,321,402
Assetmark Financial Holdings, Inc.(1)	4,603	118,021
Bank of New York Mellon Corp.	151,290	7,310,333
BGC Group, Inc., Class A	90,000	585,000
BlackRock, Inc.	13,326	10,010,891
Blackstone, Inc.	41,433	4,655,826
Blue Owl Capital, Inc.(2)	7,390	99,617
Brightsphere Investment Group, Inc.	13,011	227,042
Carlyle Group, Inc.	73,929	2,534,286
Cboe Global Markets, Inc.	8,818	1,606,551
Charles Schwab Corp.	210,481	12,906,695
CME Group, Inc.	33,845	7,390,394
Cohen & Steers, Inc.	11,241	657,486
Coinbase Global, Inc., Class A(1)	20,766	2,589,936
Diamond Hill Investment Group, Inc.	1,266	203,307
Donnelley Financial Solutions, Inc.(1)	3,341	197,186
Evercore, Inc., Class A	16,354	2,413,033
FactSet Research Systems, Inc.	6,068	2,751,595
Federated Hermes, Inc.	19,437	618,485
Franklin Resources, Inc.	56,279	1,395,719
Freedom Holding Corp.(1)(2)	640	52,102
Goldman Sachs Group, Inc.	46,491	15,878,536
Hamilton Lane, Inc., Class A	10,066	984,958
Houlihan Lokey, Inc.	13,734	1,479,427
Interactive Brokers Group, Inc., Class A	8,266	643,425
Intercontinental Exchange, Inc.	26,282	2,991,943
Invesco Ltd.	85,464	1,219,571
Janus Henderson Group PLC	35,118	919,740

Jefferies Financial Group, Inc.	35,292	1,250,749
KKR & Co., Inc.	74,988	5,687,090
Lazard Ltd., Class A	32,812	983,704
LPL Financial Holdings, Inc.	16,956	3,769,319
MarketAxess Holdings, Inc.	6,012	1,443,601
Moelis & Co., Class A	25,930	1,230,379
Moody's Corp.	14,592	5,325,496
Morgan Stanley	159,585	12,661,474
Morningstar, Inc.	1,271	360,151
MSCI, Inc.	4,565	2,377,680
Nasdaq, Inc.	17,058	952,519
Northern Trust Corp.	56,381	4,468,194
Open Lending Corp., Class A(1)	42,390	270,872
Oppenheimer Holdings, Inc., Class A	1,662	66,164
Patria Investments Ltd., Class A	27,301	386,582
Piper Sandler Cos.	7,243	1,120,709
PJT Partners, Inc., Class A	1,165	104,920
Raymond James Financial, Inc.	51,145	5,377,897
S&P Global, Inc.	11,834	4,920,932
SEI Investments Co.	36,438	2,137,817
State Street Corp.	77,967	5,677,557
StepStone Group, Inc., Class A	18,269	468,052
Stifel Financial Corp.	33,642	2,052,835
StoneX Group, Inc.(1)	14,489	885,682
T. Rowe Price Group, Inc.	53,691	5,376,080
TPG, Inc.	17,622	616,770
Tradeweb Markets, Inc., Class A	9,114	883,147
Victory Capital Holdings, Inc., Class A	4,645	149,337
Virtu Financial, Inc., Class A	23,475	422,081
Virtus Investment Partners, Inc.	3,246	634,983
WisdomTree, Inc.	31,249	203,431
		169,320,100
Chemicals — 2.0%
AdvanSix, Inc.	14,686	383,745
Air Products & Chemicals, Inc.	31,880	8,625,134
Albemarle Corp.	18,915	2,293,822
Alto Ingredients, Inc.(1)(2)	7,798	19,027
American Vanguard Corp.	8,502	79,749
Ashland, Inc.	8,029	641,678
Aspen Aerogels, Inc.(1)	10,134	106,204
Avient Corp.	27,078	930,129
Axalta Coating Systems Ltd.(1)	28,473	896,045
Balchem Corp.	2,631	328,138
Cabot Corp.	29,843	2,265,084
Celanese Corp.	11,474	1,590,985
CF Industries Holdings, Inc.	77,603	5,831,865
Chemours Co.	81,734	2,241,964
Core Molding Technologies, Inc.(1)	2,268	40,801
Corteva, Inc.	83,064	3,754,493
Dow, Inc.	172,376	8,920,458
DuPont de Nemours, Inc.	52,296	3,741,256
Eastman Chemical Co.	31,646	2,652,884
Ecolab, Inc.	12,505	2,397,584
Ecovyst, Inc.(1)	36,501	347,489
Element Solutions, Inc.	8,640	181,094

FMC Corp.	30,475	1,635,288
Hawkins, Inc.	11,993	736,850
HB Fuller Co.	8,933	676,049
Huntsman Corp.	63,176	1,554,130
Ingevity Corp.(1)	10,996	426,535
Innospec, Inc.	6,914	726,454
International Flavors & Fragrances, Inc.	18,269	1,377,117
Intrepid Potash, Inc.(1)	1,937	39,786
Koppers Holdings, Inc.	7,592	342,931
Kronos Worldwide, Inc.	5,663	49,438
Linde PLC	34,669	14,344,992
Livent Corp.(1)(2)	55,164	759,057
LSB Industries, Inc.(1)	28,015	240,089
LyondellBasell Industries NV, Class A	83,076	7,900,528
Mativ Holdings, Inc.	2,569	30,057
Minerals Technologies, Inc.	8,173	511,957
Mosaic Co.	122,944	4,412,460
NewMarket Corp.	3,578	1,898,165
Olin Corp.	62,862	2,963,315
Orion SA	30,173	719,023
PPG Industries, Inc.	16,853	2,392,957
PureCycle Technologies, Inc.(1)(2)	31,837	128,621
Quaker Chemical Corp.	2,454	438,751
Rayonier Advanced Materials, Inc.(1)	14,907	49,193
RPM International, Inc.	24,847	2,557,502
Scotts Miracle-Gro Co.	8,988	500,272
Sherwin-Williams Co.	23,145	6,452,826
Stepan Co.	7,321	604,495
Trinseo PLC	7,559	43,691
Tronox Holdings PLC, Class A	51,457	656,077
Westlake Corp.	12,021	1,543,376
		104,981,610
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	1,858	76,159
ACCO Brands Corp.	25,382	136,555
Aris Water Solutions, Inc., Class A	4,655	37,612
Brady Corp., Class A	12,447	700,393
Brink's Co.	8,593	677,988
Casella Waste Systems, Inc., Class A(1)	9,515	769,573
Cimpress PLC(1)	3,988	281,114
Cintas Corp.	8,023	4,438,725
Civeo Corp.	4,499	97,988
Clean Harbors, Inc.(1)	11,941	1,930,382
Copart, Inc.(1)	136,776	6,868,891
Deluxe Corp.	3,336	61,015
Driven Brands Holdings, Inc.(1)	1,939	25,498
Ennis, Inc.	7,520	159,650
Enviri Corp.(1)	7,197	42,462
Healthcare Services Group, Inc.(1)	18,825	182,791
HNI Corp.	20,994	820,236
Interface, Inc.	32,118	324,713
Liquidity Services, Inc.(1)	5,450	104,422
Matthews International Corp., Class A	2,048	69,939
MillerKnoll, Inc.	14,046	362,387
MSA Safety, Inc.	4,357	758,728

OPENLANE, Inc.(1)	4,855	70,980
Pitney Bowes, Inc.	35,179	142,123
Quad/Graphics, Inc.(1)	6,239	28,762
Republic Services, Inc.	9,059	1,466,108
Rollins, Inc.	32,505	1,324,254
SP Plus Corp.(1)	1,812	92,684
Steelcase, Inc., Class A	59,706	734,981
Stericycle, Inc.(1)	1,839	86,378
Tetra Tech, Inc.	3,318	524,742
UniFirst Corp.	2,750	474,650
VERALTO Corp.(1)	11,213	866,204
Vestis Corp.(1)	7,739	141,701
Viad Corp.(1)	1,418	47,219
Waste Connections, Inc.	14,127	1,914,067
Waste Management, Inc.	41,500	7,096,085
		33,938,159
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	3,598	18,818
Applied Optoelectronics, Inc.(1)(2)	16,269	215,564
Arista Networks, Inc.(1)	24,318	5,342,908
Aviat Networks, Inc.(1)	1,614	48,920
Calix, Inc.(1)	5,526	213,248
Ciena Corp.(1)	22,238	1,019,612
Cisco Systems, Inc.	224,008	10,837,507
CommScope Holding Co., Inc.(1)	14,864	24,823
Comtech Telecommunications Corp.	2,397	28,309
Extreme Networks, Inc.(1)	38,623	623,375
F5, Inc.(1)	4,285	733,549
Juniper Networks, Inc.	20,347	578,872
Motorola Solutions, Inc.	22,175	7,159,642
NETGEAR, Inc.(1)	4,860	66,291
Ribbon Communications, Inc.(1)	5,370	11,438
Ubiquiti, Inc.	195	21,891
ViaSat, Inc.(1)(2)	26,251	536,833
Viavi Solutions, Inc.(1)	40,991	331,207
		27,812,807
Construction and Engineering — 0.5%
AECOM	8,737	776,370
Ameresco, Inc., Class A(1)	13,778	412,789
API Group Corp.(1)	9,468	287,354
Arcosa, Inc.	10,522	780,732
Argan, Inc.	5,185	241,828
Comfort Systems USA, Inc.	17,814	3,448,434
Concrete Pumping Holdings, Inc.(1)	1,011	7,522
Construction Partners, Inc., Class A(1)	6,569	275,635
Dycom Industries, Inc.(1)	10,761	1,117,745
EMCOR Group, Inc.	19,050	4,048,506
Eneti, Inc.	3,569	38,724
Fluor Corp.(1)	36,560	1,390,377
Granite Construction, Inc.	11,199	514,594
Great Lakes Dredge & Dock Corp.(1)	12,220	82,118
IES Holdings, Inc.(1)	2,278	159,392
Limbach Holdings, Inc.(1)	5,876	223,993
MasTec, Inc.(1)	11,696	709,246
Matrix Service Co.(1)	1,646	16,394

MDU Resources Group, Inc.	72,869	1,394,713
MYR Group, Inc.(1)	9,030	1,123,513
Northwest Pipe Co.(1)	1,935	52,477
Primoris Services Corp.	22,498	683,039
Quanta Services, Inc.	18,500	3,483,735
Sterling Infrastructure, Inc.(1)	21,718	1,379,310
Tutor Perini Corp.(1)	14,679	122,863
Valmont Industries, Inc.	3,896	855,445
WillScot Mobile Mini Holdings Corp.(1)	50,211	2,094,803
		25,721,651
Construction Materials — 0.3%
Eagle Materials, Inc.	17,653	3,196,076
Knife River Corp.(1)	16,209	967,353
Martin Marietta Materials, Inc.	9,739	4,524,642
Summit Materials, Inc., Class A(1)	26,303	912,451
US Lime & Minerals, Inc.	575	121,906
Vulcan Materials Co.	18,236	3,894,480
		13,616,908
Consumer Finance — 1.0%
Ally Financial, Inc.	119,689	3,497,313
American Express Co.	72,830	12,437,179
Atlanticus Holdings Corp.(1)	921	28,431
Bread Financial Holdings, Inc.	30,284	850,980
Capital One Financial Corp.	87,456	9,765,337
Consumer Portfolio Services, Inc.(1)	2,357	22,344
Credit Acceptance Corp.(1)	2,407	1,099,999
Discover Financial Services	84,766	7,883,238
Encore Capital Group, Inc.(1)	8,307	372,154
Enova International, Inc.(1)	8,703	358,564
EZCORP, Inc., Class A(1)	11,834	97,039
FirstCash Holdings, Inc.	7,558	846,496
Green Dot Corp., Class A(1)	13,429	107,701
LendingClub Corp.(1)	30,529	192,333
Navient Corp.	42,393	726,192
Nelnet, Inc., Class A	4,698	394,162
OneMain Holdings, Inc.	56,620	2,395,026
Oportun Financial Corp.(1)	4,622	12,017
PRA Group, Inc.(1)	10,903	202,033
PROG Holdings, Inc.(1)	28,440	775,274
Regional Management Corp.	2,067	45,722
SLM Corp.	118,693	1,783,956
SoFi Technologies, Inc.(1)(2)	181,528	1,323,339
Synchrony Financial	170,132	5,505,471
World Acceptance Corp.(1)	562	62,635
		50,784,935
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	24,618	535,934
Andersons, Inc.	21,654	1,079,668
BJ's Wholesale Club Holdings, Inc.(1)	30,292	1,956,257
Casey's General Stores, Inc.	15,160	4,175,064
Costco Wholesale Corp.	58,336	34,578,081
Dollar General Corp.	23,216	3,044,082
Dollar Tree, Inc.(1)	35,882	4,434,656
Grocery Outlet Holding Corp.(1)	12,713	358,634
Ingles Markets, Inc., Class A	7,422	605,784

Kroger Co.	206,840	9,156,807
Natural Grocers by Vitamin Cottage, Inc.	1,404	22,029
Performance Food Group Co.(1)	30,787	2,002,694
PriceSmart, Inc.	12,002	808,815
SpartanNash Co.	11,088	245,821
Sprouts Farmers Market, Inc.(1)	50,766	2,186,999
Sysco Corp.	62,898	4,539,349
Target Corp.	85,069	11,383,083
United Natural Foods, Inc.(1)	19,587	284,991
US Foods Holding Corp.(1)	7,899	346,213
Village Super Market, Inc., Class A	1,416	35,626
Walgreens Boots Alliance, Inc.	21,735	433,396
Walmart, Inc.	175,462	27,317,679
Weis Markets, Inc.	4,883	294,689
		109,826,351
Containers and Packaging — 0.5%
Amcor PLC	105,402	999,211
AptarGroup, Inc.	16,009	2,031,382
Ardagh Metal Packaging SA	13,231	53,189
Avery Dennison Corp.	12,402	2,412,189
Ball Corp.	14,147	782,188
Berry Global Group, Inc.	13,394	885,611
Crown Holdings, Inc.	10,531	905,771
Graphic Packaging Holding Co.	77,758	1,762,774
Greif, Inc., Class A	8,769	612,953
Greif, Inc., Class B	913	63,591
International Paper Co.	120,663	4,457,291
Myers Industries, Inc.	15,886	279,911
O-I Glass, Inc.(1)	15,834	233,710
Packaging Corp. of America	35,523	5,968,219
Ranpak Holdings Corp.(1)	1,202	4,928
Sealed Air Corp.	23,170	773,415
Silgan Holdings, Inc.	6,917	288,577
Sonoco Products Co.	23,809	1,313,304
TriMas Corp.	9,637	246,996
Westrock Co.	87,322	3,595,047
		27,670,257
Distributors — 0.2%
Genuine Parts Co.	22,954	3,047,832
LKQ Corp.	33,481	1,490,909
Pool Corp.	10,522	3,654,501
		8,193,242
Diversified Consumer Services — 0.2%
ADT, Inc.	36,506	214,290
Adtalem Global Education, Inc.(1)	18,283	1,041,583
American Public Education, Inc.(1)	6,456	50,809
Bright Horizons Family Solutions, Inc.(1)	2,642	231,016
Carriage Services, Inc.	255	5,760
Chegg, Inc.(1)	4,442	44,109
Coursera, Inc.(1)	14,526	286,888
Duolingo, Inc.(1)	934	198,279
Frontdoor, Inc.(1)	16,618	570,496
Graham Holdings Co., Class B	899	563,808
Grand Canyon Education, Inc.(1)	14,519	1,985,038
H&R Block, Inc.	30,798	1,398,845

Laureate Education, Inc., Class A	78,998	1,037,244
OneSpaWorld Holdings Ltd.(1)	13,500	162,675
Perdoceo Education Corp.	36,295	632,259
Rover Group, Inc.(1)	18,321	200,432
Service Corp. International	20,923	1,281,952
Strategic Education, Inc.	791	70,375
Stride, Inc.(1)	16,039	971,643
Udemy, Inc.(1)	2,881	42,869
Universal Technical Institute, Inc.(1)	13,037	152,142
WW International, Inc.(1)	2,458	17,722
		11,160,234
Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	417	13,636
AT&T, Inc.	1,025,796	16,997,440
ATN International, Inc.	4,304	131,014
Consolidated Communications Holdings, Inc.(1)	5,433	23,362
EchoStar Corp., Class A(1)	10,588	110,856
Frontier Communications Parent, Inc.(1)	113,932	2,493,971
IDT Corp., Class B(1)	9,266	271,957
Iridium Communications, Inc.	35,160	1,339,596
Liberty Latin America Ltd., Class A(1)	1,802	12,200
Liberty Latin America Ltd., Class C(1)	15,531	106,077
Shenandoah Telecommunications Co.	17,362	386,652
Verizon Communications, Inc.	612,301	23,469,497
		45,356,258
Electric Utilities — 1.4%
ALLETE, Inc.	10,047	557,408
Alliant Energy Corp.	54,896	2,776,091
American Electric Power Co., Inc.	65,969	5,247,834
Avangrid, Inc.	7,999	246,929
Constellation Energy Corp.	38,669	4,680,496
Duke Energy Corp.	41,370	3,817,624
Edison International	74,680	5,002,813
Entergy Corp.	36,139	3,664,856
Evergy, Inc.	50,243	2,564,403
Eversource Energy	47,908	2,846,214
Exelon Corp.	64,830	2,496,603
FirstEnergy Corp.	38,756	1,431,647
Genie Energy Ltd., Class B	4,040	97,970
Hawaiian Electric Industries, Inc.	28,738	350,316
IDACORP, Inc.	8,338	804,617
MGE Energy, Inc.	2,561	188,874
NextEra Energy, Inc.	69,485	4,065,567
NRG Energy, Inc.	41,406	1,980,863
OGE Energy Corp.	40,396	1,415,880
Otter Tail Corp.	11,562	882,296
PG&E Corp.(1)	383,220	6,579,887
Pinnacle West Capital Corp.	25,670	1,923,710
PNM Resources, Inc.	2,183	90,747
Portland General Electric Co.	24,064	988,068
PPL Corp.	117,377	3,065,887
Southern Co.	90,931	6,454,282
Xcel Energy, Inc.	85,692	5,213,501
		69,435,383

Electrical Equipment — 0.6%
Acuity Brands, Inc.	9,047	1,621,765
AMETEK, Inc.	17,628	2,736,394
Array Technologies, Inc.(1)	25,642	396,682
Atkore, Inc.(1)	20,485	2,661,001
Babcock & Wilcox Enterprises, Inc.(1)(2)	3,644	5,174
Eaton Corp. PLC	21,118	4,808,357
Emerson Electric Co.	34,568	3,073,095
Encore Wire Corp.	9,380	1,728,734
Energy Vault Holdings, Inc.(1)	4,549	10,463
EnerSys	16,824	1,488,588
FREYR Battery SA(1)	16,217	26,434
Generac Holdings, Inc.(1)	4,671	546,834
GrafTech International Ltd.	110,823	273,733
Hubbell, Inc.	6,049	1,814,700
LSI Industries, Inc.	13,515	177,182
NEXTracker, Inc., Class A(1)	4,007	162,844
nVent Electric PLC	16,300	867,975
Plug Power, Inc.(1)(2)	68,654	277,362
Powell Industries, Inc.	5,460	454,054
Regal Rexnord Corp.	7,407	887,359
Rockwell Automation, Inc.	7,439	2,048,998
Sensata Technologies Holding PLC	6,824	221,848
Sunrun, Inc.(1)	30,604	394,792
Thermon Group Holdings, Inc.(1)	6,818	205,563
TPI Composites, Inc.(1)(2)	4,165	8,788
Vertiv Holdings Co.(1)	41,103	1,794,557
		28,693,276
Electronic Equipment, Instruments and Components — 1.1%
Advanced Energy Industries, Inc.	8,947	850,412
Amphenol Corp., Class A	38,203	3,476,091
Arrow Electronics, Inc.(1)	17,570	2,083,099
Avnet, Inc.	22,464	1,050,417
Badger Meter, Inc.	5,513	812,451
Bel Fuse, Inc., Class B	5,190	280,779
Belden, Inc.	8,177	543,280
Benchmark Electronics, Inc.	8,117	202,519
CDW Corp.	18,725	3,948,728
Climb Global Solutions, Inc.	1,471	70,152
Cognex Corp.	22,249	838,787
Coherent Corp.(1)	16,677	613,547
Corning, Inc.	222,836	6,348,598
Crane NXT Co.	17,016	875,643
CTS Corp.	8,670	335,963
Daktronics, Inc.(1)	18,337	191,255
ePlus, Inc.(1)	14,009	889,291
Fabrinet(1)	7,605	1,231,250
FARO Technologies, Inc.(1)	1,827	33,562
Flex Ltd.(1)	124,002	3,155,851
Insight Enterprises, Inc.(1)	15,299	2,316,575
IPG Photonics Corp.(1)	6,456	618,227
Jabil, Inc.	60,208	6,943,187
Keysight Technologies, Inc.(1)	23,335	3,170,993
Kimball Electronics, Inc.(1)	6,113	150,624
Knowles Corp.(1)	17,752	281,724

Littelfuse, Inc.	4,488	1,044,806
Luna Innovations, Inc.(1)	1,346	8,574
Methode Electronics, Inc.	9,256	219,645
Napco Security Technologies, Inc.	1,569	48,011
nLight, Inc.(1)	5,751	76,028
Novanta, Inc.(1)	1,187	171,450
OSI Systems, Inc.(1)	3,749	462,214
PC Connection, Inc.	5,972	356,110
Plexus Corp.(1)	6,834	696,316
Richardson Electronics Ltd.	2,837	36,938
Rogers Corp.(1)	1,983	256,600
Sanmina Corp.(1)	26,050	1,305,365
ScanSource, Inc.(1)	5,115	170,994
SmartRent, Inc.(1)	15,135	47,373
TD SYNNEX Corp.	13,012	1,283,504
TE Connectivity Ltd.	49,111	6,433,541
Teledyne Technologies, Inc.(1)	1,898	764,818
Trimble, Inc.(1)	7,423	344,427
TTM Technologies, Inc.(1)	25,419	381,539
Vishay Intertechnology, Inc.	65,590	1,458,066
Vishay Precision Group, Inc.(1)	3,869	117,966
Vontier Corp.	24,642	831,175
Vuzix Corp.(1)(2)	3,281	6,890
Zebra Technologies Corp., Class A(1)	2,512	595,294
		58,430,649
Energy Equipment and Services — 1.1%
Archrock, Inc.	92,221	1,336,282
Baker Hughes Co.	243,777	8,227,474
Bristow Group, Inc.(1)	5,774	148,680
Cactus, Inc., Class A	478	20,310
ChampionX Corp.	101,859	2,986,506
Core Laboratories, Inc.	1,346	23,838
Diamond Offshore Drilling, Inc.(1)	27,066	348,339
DMC Global, Inc.(1)	3,568	56,910
Dril-Quip, Inc.(1)	11,194	248,731
Expro Group Holdings NV(1)	33,350	518,592
Forum Energy Technologies, Inc.(1)	1,556	33,874
Halliburton Co.	293,873	10,882,117
Helix Energy Solutions Group, Inc.(1)	55,482	517,092
Helmerich & Payne, Inc.	38,829	1,406,775
KLX Energy Services Holdings, Inc.(1)(2)	4,905	46,598
Liberty Energy, Inc., Class A	94,493	1,875,686
Nabors Industries Ltd.(1)	4,506	391,211
Newpark Resources, Inc.(1)	45,212	314,223
Noble Corp. PLC	8,800	406,032
NOV, Inc.	77,540	1,459,303
Oceaneering International, Inc.(1)	62,719	1,295,775
Oil States International, Inc.(1)	14,957	103,054
Patterson-UTI Energy, Inc.	204,133	2,390,397
ProFrac Holding Corp., Class A(1)	3,704	29,854
ProPetro Holding Corp.(1)	60,311	549,433
Ranger Energy Services, Inc.	3,499	34,115
RPC, Inc.	49,117	356,098
Schlumberger NV	116,007	6,037,004
SEACOR Marine Holdings, Inc.(1)	840	9,702

Select Water Solutions, Inc., Class A	33,906	252,939
Solaris Oilfield Infrastructure, Inc., Class A	14,903	127,570
TechnipFMC PLC	222,749	4,615,359
TETRA Technologies, Inc.(1)	60,848	287,203
Tidewater, Inc.(1)	23,593	1,417,467
Transocean Ltd.(1)	194,274	1,235,583
US Silica Holdings, Inc.(1)	36,657	413,491
Valaris Ltd.(1)	26,191	1,796,703
Weatherford International PLC(1)	39,868	3,615,629
		55,815,949
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)	7,535	50,108
Atlanta Braves Holdings, Inc., Class A(1)	930	37,526
Atlanta Braves Holdings, Inc., Class C(1)	8,006	287,816
Cinemark Holdings, Inc.(1)	20,644	294,177
Electronic Arts, Inc.	23,917	3,300,785
Endeavor Group Holdings, Inc., Class A	736	17,892
IMAX Corp.(1)	15,679	250,080
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	88,976
Liberty Media Corp.-Liberty Formula One, Class C(1)	22,835	1,453,676
Liberty Media Corp.-Liberty Live, Class A(1)	595	19,605
Liberty Media Corp.-Liberty Live, Class C(1)	3,506	120,080
Lions Gate Entertainment Corp., Class B(1)	2,915	24,369
Live Nation Entertainment, Inc.(1)	11,227	945,538
Madison Square Garden Entertainment Corp.(1)	1,382	41,847
Madison Square Garden Sports Corp.(1)	1,279	216,394
Marcus Corp.(2)	6,648	92,474
Netflix, Inc.(1)	39,867	18,895,762
Playstudios, Inc.(1)	11,056	26,424
Playtika Holding Corp.(1)	6,349	55,173
ROBLOX Corp., Class A(1)	19,918	782,977
Roku, Inc.(1)	15,871	1,653,758
Sphere Entertainment Co.(1)	8,180	279,920
Take-Two Interactive Software, Inc.(1)	18,802	2,974,476
TKO Group Holdings, Inc.	17,597	1,360,776
Vivid Seats, Inc., Class A(1)	1,882	15,564
Walt Disney Co.(1)	81,628	7,566,099
Warner Bros Discovery, Inc.(1)	322,834	3,373,615
		44,225,887
Financial Services — 2.9%
Acacia Research Corp.(1)	1,942	7,069
Affirm Holdings, Inc.(1)	34,037	1,171,213
Alerus Financial Corp.	4,046	73,920
A-Mark Precious Metals, Inc.	8,406	240,916
Apollo Global Management, Inc.	27,673	2,545,916
Berkshire Hathaway, Inc., Class B(1)	93,623	33,704,280
Block, Inc.(1)	12,678	804,165
Cannae Holdings, Inc.(1)	17,586	315,845
Cass Information Systems, Inc.	5,178	214,110
Enact Holdings, Inc.	11,574	320,716
Equitable Holdings, Inc.	144,557	4,436,454
Essent Group Ltd.	42,080	2,034,147
Euronet Worldwide, Inc.(1)	9,108	794,400
EVERTEC, Inc.	11,013	407,151
Federal Agricultural Mortgage Corp., Class C	3,800	630,192

Fidelity National Information Services, Inc.	21,220	1,244,341
Fiserv, Inc.(1)	21,060	2,750,647
FleetCor Technologies, Inc.(1)	6,745	1,622,172
Global Payments, Inc.	8,261	961,911
International Money Express, Inc.(1)	6,576	137,110
Jack Henry & Associates, Inc.	12,274	1,947,761
Jackson Financial, Inc., Class A	47,173	2,251,567
loanDepot, Inc., Class A(1)(2)	4,466	8,217
Marqeta, Inc., Class A(1)	83,158	528,053
Mastercard, Inc., Class A	74,632	30,884,961
Merchants Bancorp	7,032	236,627
MGIC Investment Corp.	134,082	2,358,502
Mr. Cooper Group, Inc.(1)	24,790	1,500,291
NCR Atleos Corp.(1)	7,446	165,376
NewtekOne, Inc.(2)	11,259	152,334
NMI Holdings, Inc., Class A(1)	41,707	1,146,942
Ocwen Financial Corp.(1)	2,159	55,767
Payoneer Global, Inc.(1)	90,365	468,091
PayPal Holdings, Inc.(1)	65,875	3,795,059
Paysafe Ltd.(1)	722	7,299
PennyMac Financial Services, Inc.	10,481	815,317
Radian Group, Inc.	73,832	1,898,221
Remitly Global, Inc.(1)	2,205	47,496
Shift4 Payments, Inc., Class A(1)	5,447	358,522
Toast, Inc., Class A(1)	20,499	304,820
Visa, Inc., Class A	151,160	38,799,749
Voya Financial, Inc.	29,108	2,081,513
Walker & Dunlop, Inc.	11,466	963,373
Waterstone Financial, Inc.	4,082	49,841
Western Union Co.	69,095	803,575
WEX, Inc.(1)	7,215	1,274,025
		147,319,974
Food Products — 0.9%
Alico, Inc.	400	11,184
Archer-Daniels-Midland Co.	108,092	7,969,623
B&G Foods, Inc.	28,447	262,850
Beyond Meat, Inc.(1)(2)	2,397	17,474
Bunge Global SA	50,359	5,532,943
Calavo Growers, Inc.	3,969	86,088
Cal-Maine Foods, Inc.	19,600	939,232
Campbell Soup Co.	14,824	595,628
Conagra Brands, Inc.	14,038	397,135
Darling Ingredients, Inc.(1)	33,393	1,464,951
Dole PLC	15,652	180,155
Farmer Bros Co.(1)	1,836	5,324
Flowers Foods, Inc.	37,967	790,093
Fresh Del Monte Produce, Inc.	9,281	211,607
General Mills, Inc.	25,760	1,639,882
Hershey Co.	19,852	3,730,588
Hormel Foods Corp.	24,367	745,387
Ingredion, Inc.	23,089	2,366,392
J & J Snack Foods Corp.	2,279	375,009
J M Smucker Co.	14,846	1,629,052
John B Sanfilippo & Son, Inc.	4,484	412,707
Kellanova	20,186	1,060,572

Kraft Heinz Co.	86,069	3,021,883
Lamb Weston Holdings, Inc.	28,318	2,832,650
Lancaster Colony Corp.	3,165	525,073
Lifecore Biomedical, Inc.(1)	6,369	45,666
Limoneira Co.	913	13,878
McCormick & Co., Inc.	8,040	521,233
Mission Produce, Inc.(1)	11,592	98,068
Mondelez International, Inc., Class A	69,482	4,937,391
Pilgrim's Pride Corp.(1)	14,071	359,655
Post Holdings, Inc.(1)	1,439	122,934
Seaboard Corp.	75	263,624
Seneca Foods Corp., Class A(1)	1,556	76,042
Simply Good Foods Co.(1)	16,119	624,450
Sovos Brands, Inc.(1)	4,280	93,775
Tootsie Roll Industries, Inc.	2,714	89,806
Tyson Foods, Inc., Class A	47,487	2,224,291
Utz Brands, Inc.	463	6,116
WK Kellogg Co.	5,046	56,515
		46,336,926
Gas Utilities — 0.1%
Atmos Energy Corp.	27,889	3,174,047
Chesapeake Utilities Corp.	3,556	339,953
National Fuel Gas Co.	24,449	1,241,765
New Jersey Resources Corp.	12,717	536,657
Northwest Natural Holding Co.	8,889	325,515
ONE Gas, Inc.	14,182	817,309
Southwest Gas Holdings, Inc.	8,152	481,865
Spire, Inc.	5,374	327,868
Star Group LP	932	12,023
UGI Corp.	25,335	557,117
		7,814,119
Ground Transportation — 1.8%
ArcBest Corp.	12,485	1,488,087
Avis Budget Group, Inc.(1)	1,489	272,264
Covenant Logistics Group, Inc.	3,574	152,145
CSX Corp.	469,466	15,163,752
Daseke, Inc.(1)	21,314	93,355
Heartland Express, Inc.	17,092	229,375
Hertz Global Holdings, Inc.(1)	61,926	516,463
JB Hunt Transport Services, Inc.	30,451	5,641,657
Knight-Swift Transportation Holdings, Inc.	46,012	2,474,525
Landstar System, Inc.	17,546	3,029,317
Marten Transport Ltd.	27,276	514,153
Norfolk Southern Corp.	52,304	11,410,641
Old Dominion Freight Line, Inc.	28,230	10,983,164
PAM Transportation Services, Inc.(1)	1,111	20,953
RXO, Inc.(1)	19,766	414,295
Ryder System, Inc.	24,653	2,641,322
Saia, Inc.(1)	11,309	4,414,921
Schneider National, Inc., Class B	17,303	398,488
Uber Technologies, Inc.(1)	69,601	3,924,104
U-Haul Holding Co.(1)(2)	2,660	150,583
U-Haul Holding Co.	38,706	2,095,930
Union Pacific Corp.	105,717	23,814,869
Universal Logistics Holdings, Inc.	3,850	95,249

Werner Enterprises, Inc.	26,222	1,049,142
XPO, Inc.(1)	19,698	1,699,543
		92,688,297
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	110,216	11,494,427
Align Technology, Inc.(1)	10,011	2,140,352
Alphatec Holdings, Inc.(1)	5,185	61,546
AngioDynamics, Inc.(1)	3,255	21,255
Apyx Medical Corp.(1)	34	80
Atrion Corp.	263	81,096
Avanos Medical, Inc.(1)	8,732	188,175
Axogen, Inc.(1)	1,813	11,875
Baxter International, Inc.	26,046	939,740
Becton Dickinson & Co.	11,600	2,739,688
Boston Scientific Corp.(1)	78,676	4,397,202
CONMED Corp.	284	30,465
Contra Abiomed, Inc.(1)	3,336	3,403
Cooper Cos., Inc.	7,272	2,450,082
CVRx, Inc.(1)	295	6,039
DENTSPLY SIRONA, Inc.	24,725	785,019
Dexcom, Inc.(1)	35,646	4,117,826
Edwards Lifesciences Corp.(1)	59,080	4,000,307
Embecta Corp.	4,026	73,837
Enovis Corp.(1)	10,495	519,083
GE HealthCare Technologies, Inc.	18,725	1,281,913
Globus Medical, Inc., Class A(1)	19,518	876,748
Haemonetics Corp.(1)	11,061	894,503
Hologic, Inc.(1)	27,707	1,975,509
IDEXX Laboratories, Inc.(1)	13,294	6,192,611
Inogen, Inc.(1)	2,676	15,574
Inspire Medical Systems, Inc.(1)	1,735	252,113
Insulet Corp.(1)	3,546	670,513
Integer Holdings Corp.(1)	995	86,784
Integra LifeSciences Holdings Corp.(1)	12,015	470,868
Intuitive Surgical, Inc.(1)	24,674	7,669,666
iRadimed Corp.	608	26,715
LENSAR, Inc.(1)	146	363
Masimo Corp.(1)	4,764	446,673
Medtronic PLC	72,809	5,771,569
Nevro Corp.(1)	2,883	49,933
Omnicell, Inc.(1)	4,776	159,327
OraSure Technologies, Inc.(1)	22,991	168,294
Orthofix Medical, Inc.(1)	5,334	58,941
Penumbra, Inc.(1)	2,823	626,960
Pulmonx Corp.(1)	2,904	31,654
QuidelOrtho Corp.(1)	14,872	1,022,152
ResMed, Inc.	7,657	1,207,739
Shockwave Medical, Inc.(1)	2,481	433,058
Sight Sciences, Inc.(1)(2)	3,566	12,160
STERIS PLC	9,107	1,829,961
Stryker Corp.	15,053	4,460,655
Teleflex, Inc.	5,405	1,219,854
UFP Technologies, Inc.(1)	923	153,643
Utah Medical Products, Inc.	646	54,458
Varex Imaging Corp.(1)	6,506	122,638

Zimmer Biomet Holdings, Inc.	24,122	2,805,630
Zimvie, Inc.(1)	7,568	71,518
Zynex, Inc.(1)(2)	5,148	47,156
		75,229,350
Health Care Providers and Services — 2.1%
Acadia Healthcare Co., Inc.(1)	10,357	755,957
AdaptHealth Corp.(1)	2,813	23,854
Addus HomeCare Corp.(1)	870	75,864
agilon health, Inc.(1)(2)	18,929	201,026
Amedisys, Inc.(1)	739	69,156
AMN Healthcare Services, Inc.(1)	11,041	748,580
Apollo Medical Holdings, Inc.(1)	6,064	201,507
Brookdale Senior Living, Inc.(1)	94,538	501,051
Cardinal Health, Inc.	16,575	1,774,851
Castle Biosciences, Inc.(1)	4,009	80,140
Cencora, Inc.	21,699	4,412,926
Centene Corp.(1)	105,952	7,806,543
Chemed Corp.	2,766	1,568,322
Cigna Group	12,121	3,186,369
Community Health Systems, Inc.(1)	9,160	23,541
CorVel Corp.(1)	2,777	580,004
Cross Country Healthcare, Inc.(1)	17,851	361,840
CVS Health Corp.	52,572	3,572,267
DaVita, Inc.(1)	5,910	599,629
Elevance Health, Inc.	27,117	13,002,330
Encompass Health Corp.	12,785	833,199
Enhabit, Inc.(1)	1,164	12,408
Ensign Group, Inc.	16,175	1,731,857
Fulgent Genetics, Inc.(1)	7,703	212,449
HCA Healthcare, Inc.	10,958	2,744,760
HealthEquity, Inc.(1)	3,391	227,265
Henry Schein, Inc.(1)	9,823	655,489
Humana, Inc.	27,590	13,377,287
Joint Corp.(1)	3,047	26,783
Laboratory Corp. of America Holdings	11,474	2,488,825
McKesson Corp.	7,604	3,578,138
ModivCare, Inc.(1)	4,262	160,933
Molina Healthcare, Inc.(1)	20,466	7,481,551
National HealthCare Corp.	3,912	299,542
National Research Corp.	4,055	167,999
NeoGenomics, Inc.(1)	24,931	452,996
OPKO Health, Inc.(1)(2)	69,493	101,460
Option Care Health, Inc.(1)	4,484	133,399
Owens & Minor, Inc.(1)	17,168	341,300
Patterson Cos., Inc.	36,562	929,040
Pediatrix Medical Group, Inc.(1)	576	4,827
Pennant Group, Inc.(1)	2,628	36,056
PetIQ, Inc.(1)	12,608	219,631
Premier, Inc., Class A	35,350	727,857
Quest Diagnostics, Inc.	5,863	804,580
R1 RCM, Inc.(1)	342	3,618
Select Medical Holdings Corp.	2,995	67,687
Tenet Healthcare Corp.(1)	7,602	524,614
UnitedHealth Group, Inc.	48,623	26,887,060

Universal Health Services, Inc., Class B	13,189	1,813,224
		106,591,591
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	9,152	212,784
Health Catalyst, Inc.(1)	9,505	68,246
HealthStream, Inc.	3,987	99,675
OptimizeRx Corp.(1)	792	7,532
Simulations Plus, Inc.	1,525	59,780
Teladoc Health, Inc.(1)	17,977	326,103
Veeva Systems, Inc., Class A(1)	11,554	2,013,978
Veradigm, Inc.(1)	30,532	350,507
		3,138,605
Hotels, Restaurants and Leisure — 2.2%
Accel Entertainment, Inc.(1)	25,460	258,164
Airbnb, Inc., Class A(1)	51,376	6,490,844
Aramark	10,202	285,758
Bally's Corp.(1)	2,841	32,728
BJ's Restaurants, Inc.(1)	7,831	234,382
Bloomin' Brands, Inc.	44,643	1,041,968
Bluegreen Vacations Holding Corp.	2,539	189,206
Booking Holdings, Inc.(1)	3,322	10,383,575
Bowlero Corp.(1)	4,749	48,820
Boyd Gaming Corp.	33,551	1,981,187
Brinker International, Inc.(1)	3,716	133,813
Caesars Entertainment, Inc.(1)	9,028	403,732
Carnival Corp.(1)	460,867	6,940,657
Carrols Restaurant Group, Inc.	23,501	177,433
Century Casinos, Inc.(1)(2)	2,996	12,883
Cheesecake Factory, Inc.	28,450	891,907
Chipotle Mexican Grill, Inc.(1)	5,410	11,914,172
Choice Hotels International, Inc.	7,766	856,434
Churchill Downs, Inc.	12,553	1,453,261
Chuy's Holdings, Inc.(1)	7,156	251,891
Cracker Barrel Old Country Store, Inc.(2)	13,385	898,535
Darden Restaurants, Inc.	41,039	6,421,372
Dave & Buster's Entertainment, Inc.(1)	7,015	287,896
Denny's Corp.(1)	3,625	34,401
Dine Brands Global, Inc.	1,020	44,339
Domino's Pizza, Inc.	2,207	867,108
DoorDash, Inc., Class A(1)	24,715	2,322,716
DraftKings, Inc., Class A(1)	21,028	804,111
El Pollo Loco Holdings, Inc.(1)	719	5,975
Everi Holdings, Inc.(1)	15,856	165,695
Expedia Group, Inc.(1)	16,826	2,291,365
Full House Resorts, Inc.(1)	13,068	65,601
Golden Entertainment, Inc.	9,303	331,559
Hilton Grand Vacations, Inc.(1)	32,718	1,120,919
Hilton Worldwide Holdings, Inc.	15,179	2,542,786
Hyatt Hotels Corp., Class A	11,481	1,317,560
Inspired Entertainment, Inc.(1)	627	4,928
International Game Technology PLC	11,741	313,837
Jack in the Box, Inc.	1,530	110,619
Las Vegas Sands Corp.	32,966	1,520,392
Life Time Group Holdings, Inc.(1)	5,670	85,957
Light & Wonder, Inc., Class A(1)	3,189	281,971

Lindblad Expeditions Holdings, Inc.(1)	902	7,081
Marriott International, Inc., Class A	26,951	5,462,968
Marriott Vacations Worldwide Corp.	1,770	129,033
McDonald's Corp.	32,949	9,286,346
MGM Resorts International	33,027	1,302,585
Monarch Casino & Resort, Inc.	6,226	391,491
Noodles & Co.(1)	20,200	61,812
Norwegian Cruise Line Holdings Ltd.(1)	146,678	2,239,773
ONE Group Hospitality, Inc.(1)	5,041	24,096
Papa John's International, Inc.	2,224	145,094
Penn Entertainment, Inc.(1)	32,289	793,018
Planet Fitness, Inc., Class A(1)	5,668	385,084
Playa Hotels & Resorts NV(1)	76,268	575,823
PlayAGS, Inc.(1)	1,675	12,814
Potbelly Corp.(1)	7,040	63,360
RCI Hospitality Holdings, Inc.	3,219	188,666
Red Robin Gourmet Burgers, Inc.(1)	6,644	58,866
Red Rock Resorts, Inc., Class A	13,459	599,329
Royal Caribbean Cruises Ltd.(1)	82,188	8,831,922
Sabre Corp.(1)	21,443	75,694
SeaWorld Entertainment, Inc.(1)	8,432	412,325
Shake Shack, Inc., Class A(1)	6,601	399,757
Six Flags Entertainment Corp.(1)	6,143	152,961
Starbucks Corp.	56,054	5,566,162
Super Group SGHC Ltd.(1)	25,055	76,167
Target Hospitality Corp.(1)	18,950	206,744
Texas Roadhouse, Inc.	30,461	3,428,690
Travel + Leisure Co.	7,798	277,921
Vail Resorts, Inc.	3,331	723,860
Wendy's Co.	29,021	544,144
Wingstop, Inc.	2,309	554,991
Wyndham Hotels & Resorts, Inc.	9,102	703,949
Wynn Resorts Ltd.	9,406	794,054
Xponential Fitness, Inc., Class A(1)	1,323	18,072
Yum! Brands, Inc.	17,333	2,176,158
		112,493,267
Household Durables — 1.3%
Bassett Furniture Industries, Inc.	1,060	17,511
Beazer Homes USA, Inc.(1)	18,546	487,945
Cavco Industries, Inc.(1)	4,151	1,173,820
Century Communities, Inc.	13,646	984,422
Cricut, Inc., Class A	10,304	71,098
D.R. Horton, Inc.	72,630	9,272,672
Dream Finders Homes, Inc., Class A(1)	13,215	321,653
Ethan Allen Interiors, Inc.	12,793	343,364
Garmin Ltd.	25,141	3,073,236
GoPro, Inc., Class A(1)	27,918	100,784
Green Brick Partners, Inc.(1)	14,560	690,872
Helen of Troy Ltd.(1)	8,568	899,897
Hooker Furnishings Corp.	1,879	33,597
Hovnanian Enterprises, Inc., Class A(1)	3,115	281,596
Installed Building Products, Inc.	9,483	1,427,286
KB Home	34,465	1,795,627
Landsea Homes Corp.(1)	3,310	34,126
La-Z-Boy, Inc.	21,914	771,154

Legacy Housing Corp.(1)	2,643	59,203
Leggett & Platt, Inc.	16,511	377,607
Lennar Corp., B Shares	3,401	390,231
Lennar Corp., Class A	75,172	9,616,002
LGI Homes, Inc.(1)	4,808	567,681
Lifetime Brands, Inc.	8	51
Lovesac Co.(1)	1,171	24,310
M/I Homes, Inc.(1)	17,524	1,848,957
MDC Holdings, Inc.	32,230	1,426,500
Meritage Homes Corp.	17,648	2,493,662
Mohawk Industries, Inc.(1)	14,957	1,320,853
Newell Brands, Inc.	13,482	102,868
NVR, Inc.(1)	1,206	7,423,400
PulteGroup, Inc.	78,358	6,928,414
Skyline Champion Corp.(1)	25,776	1,551,457
Sonos, Inc.(1)	22,741	343,389
Taylor Morrison Home Corp.(1)	58,612	2,643,401
Tempur Sealy International, Inc.	32,538	1,311,932
Toll Brothers, Inc.	44,913	3,857,578
TopBuild Corp.(1)	2,797	827,297
Tri Pointe Homes, Inc.(1)	49,195	1,435,510
Universal Electronics, Inc.(1)	2,028	15,798
VOXX International Corp.(1)	887	9,526
Whirlpool Corp.	12,314	1,340,995
Worthington Industries, Inc.	10,691	766,545
		68,463,827
Household Products — 0.8%
Central Garden & Pet Co.(1)	592	24,023
Central Garden & Pet Co., Class A(1)	12,722	461,554
Church & Dwight Co., Inc.	26,650	2,575,190
Clorox Co.	20,940	3,001,749
Colgate-Palmolive Co.	81,334	6,406,679
Energizer Holdings, Inc.	12,441	383,680
Kimberly-Clark Corp.	53,356	6,601,738
Oil-Dri Corp. of America	1,822	103,417
Procter & Gamble Co.	123,692	18,989,196
Reynolds Consumer Products, Inc.	537	14,091
Spectrum Brands Holdings, Inc.	7,524	521,639
WD-40 Co.	2,142	518,107
		39,601,063
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	244,334	4,204,988
Brookfield Renewable Corp., Class A(2)	14,816	393,217
Clearway Energy, Inc., Class A	6,660	157,642
Clearway Energy, Inc., Class C	16,432	410,307
Montauk Renewables, Inc.(1)	7,801	72,081
NextEra Energy Partners LP	14,265	335,798
Ormat Technologies, Inc.	10,272	691,511
Sunnova Energy International, Inc.(1)	19,494	226,130
Vistra Corp.	145,089	5,137,602
		11,629,276
Industrial Conglomerates — 0.5%
3M Co.	56,141	5,561,889
General Electric Co.	94,914	11,560,525
Honeywell International, Inc.	40,276	7,890,874
		25,013,288

Insurance — 3.6%
Aflac, Inc.	120,644	9,978,465
Allstate Corp.	37,098	5,114,701
Ambac Financial Group, Inc.(1)	22,305	328,999
American Equity Investment Life Holding Co.(1)	44,892	2,476,243
American Financial Group, Inc.	28,548	3,265,606
American International Group, Inc.	184,888	12,167,479
AMERISAFE, Inc.	5,313	255,874
Aon PLC, Class A	17,675	5,806,061
Arch Capital Group Ltd.(1)	80,547	6,740,978
Arthur J Gallagher & Co.	17,519	4,362,231
Assurant, Inc.	11,956	2,008,847
Assured Guaranty Ltd.	15,367	1,043,573
Axis Capital Holdings Ltd.	41,459	2,335,800
Brighthouse Financial, Inc.(1)	30,954	1,610,537
Brown & Brown, Inc.	6,649	496,946
Chubb Ltd.	42,109	9,661,068
Cincinnati Financial Corp.	28,715	2,951,615
CNA Financial Corp.	5,092	214,526
CNO Financial Group, Inc.	59,106	1,566,309
Donegal Group, Inc., Class A	1,311	18,656
eHealth, Inc.(1)	1,340	9,956
Employers Holdings, Inc.	8,517	326,286
Enstar Group Ltd.(1)	4,629	1,271,309
Erie Indemnity Co., Class A	4,326	1,278,939
Everest Group Ltd.	10,729	4,404,791
F&G Annuities & Life, Inc.	4,998	203,968
Fidelity National Financial, Inc.	68,461	3,069,791
First American Financial Corp.	29,486	1,757,366
Genworth Financial, Inc., Class A(1)	171,726	1,011,466
Globe Life, Inc.	27,879	3,432,741
Goosehead Insurance, Inc., Class A(1)	390	28,579
Greenlight Capital Re Ltd., A Shares(1)	2,295	25,429
Hallmark Financial Services, Inc.(1)	14	21
Hanover Insurance Group, Inc.	6,154	764,942
Hartford Financial Services Group, Inc.	109,900	8,589,784
HCI Group, Inc.(2)	1,168	99,011
Heritage Insurance Holdings, Inc.(1)	8,116	71,340
Hippo Holdings, Inc.(1)	878	7,507
Horace Mann Educators Corp.	12,453	416,677
James River Group Holdings Ltd.	5,415	48,627
Kemper Corp.	10,026	443,450
Kinsale Capital Group, Inc.	5,042	1,765,204
Lemonade, Inc.(1)(2)	10,558	186,560
Lincoln National Corp.	34,097	810,827
Loews Corp.	46,979	3,302,154
Markel Group, Inc.(1)	2,370	3,410,643
Marsh & McLennan Cos., Inc.	29,920	5,966,646
MBIA, Inc.(1)	2,999	21,713
Mercury General Corp.	5,100	189,975
MetLife, Inc.	105,308	6,700,748
National Western Life Group, Inc., Class A	571	273,869
Old Republic International Corp.	92,061	2,698,308
Oscar Health, Inc., Class A(1)	41,801	355,308
Palomar Holdings, Inc.(1)	4,833	282,779

Primerica, Inc.	18,265	3,826,700
Principal Financial Group, Inc.	57,289	4,229,647
ProAssurance Corp.	12,114	149,850
Progressive Corp.	73,854	12,114,272
Prudential Financial, Inc.	94,829	9,272,380
Reinsurance Group of America, Inc.	22,379	3,649,120
RenaissanceRe Holdings Ltd.	12,159	2,606,403
RLI Corp.	8,933	1,211,315
Ryan Specialty Holdings, Inc.(1)	3,000	137,610
Safety Insurance Group, Inc.	3,896	299,719
Selective Insurance Group, Inc.	15,400	1,566,026
Selectquote, Inc.(1)	6,890	8,681
SiriusPoint Ltd.(1)	54,201	578,867
Skyward Specialty Insurance Group, Inc.(1)	8,834	288,872
Stewart Information Services Corp.	9,149	432,290
Tiptree, Inc.	3,227	60,151
Travelers Cos., Inc.	65,578	11,844,698
United Fire Group, Inc.	6,970	145,603
Universal Insurance Holdings, Inc.	5,876	99,657
Unum Group	68,001	2,924,043
W R Berkley Corp.	47,201	3,424,433
White Mountains Insurance Group Ltd.	730	1,118,302
Willis Towers Watson PLC	4,944	1,217,707
		186,837,574
Interactive Media and Services — 4.6%
Alphabet, Inc., Class A(1)	579,335	76,779,268
Alphabet, Inc., Class C(1)	489,832	65,598,301
Cargurus, Inc.(1)	48,057	1,038,992
Cars.com, Inc.(1)	32,323	601,854
EverQuote, Inc., Class A(1)	1,005	10,532
IAC, Inc.(1)	14,051	672,059
Match Group, Inc.(1)	19,910	644,686
Meta Platforms, Inc., Class A(1)	261,956	85,698,905
Nextdoor Holdings, Inc.(1)	6,500	10,400
Pinterest, Inc., Class A(1)	60,050	2,045,904
QuinStreet, Inc.(1)	7,048	88,030
Snap, Inc., Class A(1)	32,994	456,307
TripAdvisor, Inc.(1)	10,327	184,130
TrueCar, Inc.(1)	11,316	31,572
Yelp, Inc.(1)	19,622	857,678
Ziff Davis, Inc.(1)	6,199	395,620
ZipRecruiter, Inc., Class A(1)	19,275	258,478
ZoomInfo Technologies, Inc.(1)	13,588	195,260
		235,567,976
IT Services — 1.2%
Accenture PLC, Class A	55,150	18,372,671
Akamai Technologies, Inc.(1)	27,298	3,153,738
Amdocs Ltd.	12,549	1,051,230
Cloudflare, Inc., Class A(1)	9,638	743,572
Cognizant Technology Solutions Corp., Class A	95,717	6,736,562
DigitalOcean Holdings, Inc.(1)(2)	6,934	205,385
DXC Technology Co.(1)	98,089	2,268,799
EPAM Systems, Inc.(1)	7,518	1,941,072
Gartner, Inc.(1)	11,421	4,966,308
Globant SA(1)	4,257	939,946

GoDaddy, Inc., Class A(1)	9,840	984,590
Grid Dynamics Holdings, Inc.(1)	7,854	99,589
Hackett Group, Inc.	5,975	133,302
International Business Machines Corp.	62,522	9,913,488
Kyndryl Holdings, Inc.(1)	88,531	1,596,214
MongoDB, Inc.(1)	2,995	1,245,141
Okta, Inc.(1)	3,355	224,953
Perficient, Inc.(1)	2,304	142,572
Snowflake, Inc., Class A(1)	14,346	2,692,457
Squarespace, Inc., Class A(1)	4,092	114,699
Twilio, Inc., Class A(1)	24,579	1,589,770
Unisys Corp.(1)	1,565	7,496
VeriSign, Inc.(1)	5,192	1,101,742
		60,225,296
Leisure Products — 0.2%
Acushnet Holdings Corp.	2,489	140,629
AMMO, Inc.(1)	9,052	18,466
Brunswick Corp.	31,086	2,451,753
Clarus Corp.	2,005	11,408
Funko, Inc., Class A(1)	857	5,553
Hasbro, Inc.	11,079	514,176
JAKKS Pacific, Inc.(1)	881	25,937
Johnson Outdoors, Inc., Class A	538	28,267
Malibu Boats, Inc., Class A(1)	10,068	445,408
Marine Products Corp.	1,008	9,636
MasterCraft Boat Holdings, Inc.(1)	9,719	194,380
Mattel, Inc.(1)	55,730	1,058,870
Peloton Interactive, Inc., Class A(1)	8,833	49,995
Polaris, Inc.	24,674	2,034,865
Smith & Wesson Brands, Inc.	14,530	199,788
Sturm Ruger & Co., Inc.	8,603	378,188
Topgolf Callaway Brands Corp.(1)	24,153	296,116
Vista Outdoor, Inc.(1)	31,149	878,713
YETI Holdings, Inc.(1)	48,488	2,067,528
		10,809,676
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	8,003	348,291
AbCellera Biologics, Inc.(1)(2)	64,811	305,260
Adaptive Biotechnologies Corp.(1)	17,533	76,795
Agilent Technologies, Inc.	22,411	2,864,126
Avantor, Inc.(1)	17,824	377,512
Azenta, Inc.(1)	14,176	799,101
Bio-Rad Laboratories, Inc., Class A(1)	3,361	1,024,836
Bio-Techne Corp.	12,151	764,298
Bruker Corp.	19,728	1,284,095
Charles River Laboratories International, Inc.(1)	3,433	676,576
Codexis, Inc.(1)	1,783	4,208
CryoPort, Inc.(1)	4,299	60,272
Cytek Biosciences, Inc.(1)	5,971	41,439
Danaher Corp.	32,171	7,184,106
Illumina, Inc.(1)	10,708	1,091,681
Inotiv, Inc.(1)(2)	2,334	5,765
IQVIA Holdings, Inc.(1)	13,361	2,860,590
Maravai LifeSciences Holdings, Inc., Class A(1)	29,120	148,512
MaxCyte, Inc.(1)(2)	13,261	62,990

Medpace Holdings, Inc.(1)	4,695	1,271,030
Mesa Laboratories, Inc.	350	29,879
Mettler-Toledo International, Inc.(1)	3,146	3,435,212
OmniAb, Inc.(1)	9,108	39,984
OmniAb, Inc.(1)	1,555	3,654
OmniAb, Inc.(1)	1,555	3,437
Quanterix Corp.(1)	7,397	177,306
Repligen Corp.(1)	4,344	683,094
Revvity, Inc.	7,443	661,683
Seer, Inc.(1)	6,973	11,226
SomaLogic, Inc.(1)	20,642	58,210
Sotera Health Co.(1)	14,731	201,078
Thermo Fisher Scientific, Inc.	14,776	7,325,350
Waters Corp.(1)	10,640	2,985,690
West Pharmaceutical Services, Inc.	11,315	3,968,849
		40,836,135
Machinery — 2.5%
3D Systems Corp.(1)	11,227	59,952
AGCO Corp.	27,880	3,165,216
Alamo Group, Inc.	1,996	366,665
Albany International Corp., Class A	8,912	764,828
Allison Transmission Holdings, Inc.	14,814	792,253
Astec Industries, Inc.	5,277	164,062
Barnes Group, Inc.	9,775	257,864
Blue Bird Corp.(1)	3,674	70,100
Caterpillar, Inc.	97,189	24,367,226
Chart Industries, Inc.(1)	3,102	403,353
Commercial Vehicle Group, Inc.(1)	12,092	78,840
Crane Co.	7,420	784,146
Cummins, Inc.	27,455	6,154,313
Deere & Co.	52,204	19,023,660
Donaldson Co., Inc.	44,775	2,724,111
Douglas Dynamics, Inc.	2,304	62,945
Dover Corp.	7,179	1,013,388
Enerpac Tool Group Corp.	12,620	344,526
EnPro Industries, Inc.	4,877	626,353
Esab Corp.	2,660	205,219
ESCO Technologies, Inc.	4,564	479,129
Flowserve Corp.	12,282	469,909
Fortive Corp.	16,782	1,157,622
Franklin Electric Co., Inc.	8,431	750,359
Gates Industrial Corp. PLC(1)	24,477	300,088
Gorman-Rupp Co.	2,887	91,171
Graco, Inc.	32,951	2,661,782
Graham Corp.(1)	1,974	36,578
Greenbrier Cos., Inc.	15,635	589,596
Hillenbrand, Inc.	8,238	319,140
Hillman Solutions Corp.(1)	32,783	239,972
Hyster-Yale Materials Handling, Inc.	3,525	168,037
IDEX Corp.	5,158	1,040,265
Illinois Tool Works, Inc.	30,947	7,495,673
Ingersoll Rand, Inc.	35,649	2,546,408
ITT, Inc.	18,181	1,968,457
John Bean Technologies Corp.	3,049	314,962
Kadant, Inc.	2,449	638,258

Kennametal, Inc.	28,104	655,104
Lincoln Electric Holdings, Inc.	16,493	3,266,604
Lindsay Corp.	4,550	542,860
Manitowoc Co., Inc.(1)	8,155	116,861
Mayville Engineering Co., Inc.(1)	2,607	33,109
Middleby Corp.(1)	4,252	536,730
Miller Industries, Inc.	1,764	70,101
Mueller Industries, Inc.	59,327	2,463,850
Mueller Water Products, Inc., Class A	40,162	533,753
Nordson Corp.	3,864	909,354
Omega Flex, Inc.	433	30,535
Oshkosh Corp.	12,143	1,181,392
Otis Worldwide Corp.	25,629	2,198,712
PACCAR, Inc.	138,416	12,709,357
Parker-Hannifin Corp.	11,834	5,126,252
Park-Ohio Holdings Corp.	1,369	31,172
Pentair PLC	6,526	421,188
Proto Labs, Inc.(1)	3,933	142,375
RBC Bearings, Inc.(1)	2,788	718,579
REV Group, Inc.	10,568	166,869
Shyft Group, Inc.	7,730	85,571
Snap-on, Inc.	12,921	3,549,269
SPX Technologies, Inc.(1)	1,328	113,292
Standex International Corp.	2,695	360,645
Stanley Black & Decker, Inc.	7,269	660,752
Symbotic, Inc.(1)(2)	1,225	64,778
Tennant Co.	8,601	736,418
Terex Corp.	32,494	1,608,453
Timken Co.	21,399	1,549,288
Titan International, Inc.(1)	26,944	352,158
Toro Co.	16,430	1,363,690
Trinity Industries, Inc.	27,476	685,801
Wabash National Corp.	25,639	562,007
Watts Water Technologies, Inc., Class A	5,706	1,098,462
Westinghouse Air Brake Technologies Corp.	12,289	1,432,406
Xylem, Inc.	16,744	1,760,297
		130,534,470
Marine Transportation — 0.1%
Costamare, Inc.	12,899	130,409
Eagle Bulk Shipping, Inc.(2)	5,192	235,976
Genco Shipping & Trading Ltd.	20,706	321,357
Kirby Corp.(1)	16,949	1,300,836
Matson, Inc.	21,757	2,083,668
Pangaea Logistics Solutions Ltd.	3,736	26,152
Safe Bulkers, Inc.(2)	26,385	102,374
		4,200,772
Media — 0.9%
Advantage Solutions, Inc.(1)	18,414	50,638
Altice USA, Inc., Class A(1)	20,711	47,635
AMC Networks, Inc., Class A(1)	11,416	173,980
Boston Omaha Corp., Class A(1)	3,267	47,372
Cable One, Inc.	2,174	1,156,742
Charter Communications, Inc., Class A(1)	8,235	3,295,071
Comcast Corp., Class A	617,050	25,848,224
Cumulus Media, Inc., Class A(1)	4,685	22,816

Daily Journal Corp.(1)	69	22,465
DISH Network Corp., Class A(1)	47,758	174,794
E.W. Scripps Co., Class A(1)	572	3,953
Emerald Holding, Inc.(1)	284	1,440
Entravision Communications Corp., Class A	25,921	102,906
Fox Corp., Class A	96,478	2,849,960
Fox Corp., Class B	47,061	1,301,707
Gambling.com Group Ltd.(1)	3,902	37,303
Gannett Co., Inc.(1)	2,392	4,425
Gray Television, Inc.	21,858	168,962
iHeartMedia, Inc., Class A(1)	8,717	22,839
Interpublic Group of Cos., Inc.	18,935	582,062
John Wiley & Sons, Inc., Class A	1,862	56,251
Liberty Broadband Corp., Class A(1)	1,489	123,498
Liberty Broadband Corp., Class C(1)	20,220	1,680,686
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,119	57,086
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	6,592	177,918
Magnite, Inc.(1)	9,457	76,413
New York Times Co., Class A	33,919	1,593,854
News Corp., Class A	69,085	1,522,633
News Corp., Class B	18,329	422,300
Nexstar Media Group, Inc., Class A	5,081	721,146
Omnicom Group, Inc.	12,116	976,913
Paramount Global, Class B	75,718	1,088,068
PubMatic, Inc., Class A(1)	12,783	213,604
Scholastic Corp.	9,903	376,215
Sinclair, Inc.	3,662	46,178
Sirius XM Holdings, Inc.(2)	25,864	121,044
TechTarget, Inc.(1)	1,823	53,961
Thryv Holdings, Inc.(1)	2,255	40,116
Trade Desk, Inc., Class A(1)	24,729	1,742,405
WideOpenWest, Inc.(1)	17,716	70,864
		47,076,447
Metals and Mining — 1.4%
Alcoa Corp.	59,327	1,593,523
Alpha Metallurgical Resources, Inc.	7,598	2,131,695
Arch Resources, Inc.	12,149	2,016,248
ATI, Inc.(1)	55,229	2,427,315
Carpenter Technology Corp.	11,859	839,736
Century Aluminum Co.(1)	13,541	106,432
Cleveland-Cliffs, Inc.(1)	225,427	3,868,327
Coeur Mining, Inc.(1)	61,319	187,023
Commercial Metals Co.	58,938	2,671,660
Compass Minerals International, Inc.	17,922	435,146
Fortitude Gold Corp.	744	4,516
Freeport-McMoRan, Inc.	298,285	11,131,996
Gatos Silver, Inc.(1)	13,616	86,189
Haynes International, Inc.	2,802	137,522
Hecla Mining Co.	137,775	686,119
Kaiser Aluminum Corp.	5,268	308,073
Materion Corp.	6,104	690,423
McEwen Mining, Inc.(1)	4,167	32,003
MP Materials Corp.(1)	26,671	423,269
Newmont Corp.	167,598	6,735,764
Nucor Corp.	77,215	13,124,234

Olympic Steel, Inc.	5,771	326,235
Ramaco Resources, Inc., Class A	10,720	179,024
Ramaco Resources, Inc., Class B	1,686	25,223
Reliance Steel & Aluminum Co.	21,717	5,977,821
Royal Gold, Inc.	15,584	1,898,131
Ryerson Holding Corp.	13,755	425,992
Schnitzer Steel Industries, Inc., Class A	11,543	295,847
Steel Dynamics, Inc.	66,072	7,871,157
SunCoke Energy, Inc.	46,980	437,384
TimkenSteel Corp.(1)	19,743	401,178
Tredegar Corp.	6,485	30,479
United States Steel Corp.	100,300	3,600,770
Warrior Met Coal, Inc.	33,635	1,882,551
		72,989,005
Multi-Utilities — 0.7%
Ameren Corp.	43,484	3,373,924
Avista Corp.	15,768	535,324
Black Hills Corp.	5,995	309,282
CenterPoint Energy, Inc.	105,098	2,971,120
CMS Energy Corp.	33,574	1,905,660
Consolidated Edison, Inc.	58,885	5,306,127
Dominion Energy, Inc.	72,952	3,307,644
DTE Energy Co.	21,727	2,261,998
NiSource, Inc.	94,872	2,432,518
Northwestern Energy Group, Inc.	11,590	583,093
Public Service Enterprise Group, Inc.	90,089	5,624,256
Sempra	61,457	4,478,372
Unitil Corp.	4,441	215,300
WEC Energy Group, Inc.	24,486	2,047,519
		35,352,137
Oil, Gas and Consumable Fuels — 7.7%
Aemetis, Inc.(1)(2)	1,036	4,600
Amplify Energy Corp.(1)	1,985	12,188
Antero Midstream Corp.	125,451	1,671,007
Antero Resources Corp.(1)	126,121	2,980,239
APA Corp.	131,027	4,716,972
Ardmore Shipping Corp.	13,817	187,911
Battalion Oil Corp.(1)	293	1,474
Berry Corp.	32,637	234,334
California Resources Corp.	39,755	2,035,854
Callon Petroleum Co.(1)	34,539	1,080,035
Centrus Energy Corp., Class A(1)	438	21,909
Cheniere Energy, Inc.	81,857	14,910,253
Chesapeake Energy Corp.	56,815	4,562,813
Chevron Corp.	237,971	34,172,636
Chord Energy Corp.	19,347	3,136,923
Civitas Resources, Inc.	43,033	2,955,937
Clean Energy Fuels Corp.(1)	27,485	99,221
CNX Resources Corp.(1)	93,628	1,953,080
Comstock Resources, Inc.(2)	56,263	555,316
ConocoPhillips	225,690	26,082,993
CONSOL Energy, Inc.	16,412	1,750,668
Coterra Energy, Inc.	281,323	7,384,729
Crescent Energy Co., Class A	45,686	520,820
CVR Energy, Inc.	17,421	553,465

Delek US Holdings, Inc.	34,616	939,478
Devon Energy Corp.	198,717	8,936,303
DHT Holdings, Inc.	59,065	588,287
Diamondback Energy, Inc.	63,919	9,869,733
Dorian LPG Ltd.	23,107	978,813
DT Midstream, Inc.	26,219	1,502,087
EnLink Midstream LLC(1)	119,383	1,631,966
EOG Resources, Inc.	136,907	16,849,145
EQT Corp.	149,115	5,958,635
Equitrans Midstream Corp.	252,300	2,366,574
Evolution Petroleum Corp.	18,835	111,692
Excelerate Energy, Inc., Class A	1,927	32,219
Exxon Mobil Corp.	515,531	52,965,655
FutureFuel Corp.	9,758	57,963
Gran Tierra Energy, Inc.(1)(2)	9,209	58,385
Granite Ridge Resources, Inc.	27,642	163,364
Green Plains, Inc.(1)	15,801	393,129
Gulfport Energy Corp.(1)	7,826	1,072,475
Hallador Energy Co.(1)	13,461	170,012
Hess Corp.	81,118	11,401,946
Hess Midstream LP, Class A	20,529	668,014
HF Sinclair Corp.	67,848	3,560,663
HighPeak Energy, Inc.(2)	6,385	98,201
International Seaways, Inc.	27,402	1,250,627
Kimbell Royalty Partners LP	31,196	479,794
Kinder Morgan, Inc.	250,713	4,405,027
Kinetik Holdings, Inc.	479	17,416
Kosmos Energy Ltd.(1)	255,736	1,736,447
Magnolia Oil & Gas Corp., Class A	91,892	1,975,678
Marathon Oil Corp.	253,962	6,458,254
Marathon Petroleum Corp.	116,625	17,399,284
Matador Resources Co.	58,267	3,372,494
Murphy Oil Corp.	76,747	3,282,469
NACCO Industries, Inc., Class A	767	26,554
New Fortress Energy, Inc.(2)	29,567	1,137,738
Nordic American Tankers Ltd.	97,374	377,811
Northern Oil & Gas, Inc.	52,537	1,965,935
Occidental Petroleum Corp.	171,181	10,125,356
ONEOK, Inc.	140,394	9,666,127
Overseas Shipholding Group, Inc., Class A(1)	29,787	144,467
Ovintiv, Inc.	118,645	5,260,719
Par Pacific Holdings, Inc.(1)	39,346	1,348,387
PBF Energy, Inc., Class A	62,130	2,758,572
Peabody Energy Corp.	62,172	1,482,180
Permian Resources Corp.	186,372	2,448,928
Phillips 66	108,628	14,001,063
PHX Minerals, Inc.	28	92
Pioneer Natural Resources Co.	57,221	13,254,672
Plains GP Holdings LP, Class A(1)	79,944	1,291,895
Range Resources Corp.	118,125	3,839,063
REX American Resources Corp.(1)	6,122	300,100
Riley Exploration Permian, Inc.	1,214	29,986
Ring Energy, Inc.(1)(2)	38,365	63,302
SandRidge Energy, Inc.	16,136	222,838
Scorpio Tankers, Inc.	20,187	1,108,064

SFL Corp. Ltd.	61,393	697,424
SilverBow Resources, Inc.(1)	14,034	446,422
Sitio Royalties Corp., Class A	20,607	453,972
SM Energy Co.	69,730	2,611,389
Southwestern Energy Co.(1)	586,685	3,866,254
Talos Energy, Inc.(1)	67,102	934,060
Targa Resources Corp.	85,397	7,724,159
Teekay Corp.(1)	29,597	204,219
Teekay Tankers Ltd., Class A	12,134	602,938
Texas Pacific Land Corp.	2,287	3,823,750
Uranium Energy Corp.(1)	98,240	640,525
VAALCO Energy, Inc.	46,921	218,183
Valero Energy Corp.	104,940	13,155,278
Viper Energy, Inc.	12,304	379,209
Vital Energy, Inc.(1)	13,936	624,890
Vitesse Energy, Inc.	11,665	275,644
W&T Offshore, Inc.	27,398	91,509
Williams Cos., Inc.	328,388	12,081,395
World Kinect Corp.	20,620	433,845
		392,456,520
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	8,935	313,350
Glatfelter Corp.(1)	2,126	3,125
Louisiana-Pacific Corp.	31,637	1,929,541
Mercer International, Inc.	17,446	167,133
Sylvamo Corp.	20,592	1,035,366
		3,448,515
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	64,054	2,421,882
Allegiant Travel Co.	8,317	569,631
American Airlines Group, Inc.(1)	43,150	536,354
Blade Air Mobility, Inc.(1)	4,847	15,365
Delta Air Lines, Inc.	89,755	3,314,652
Frontier Group Holdings, Inc.(1)	8,571	33,513
Hawaiian Holdings, Inc.(1)(2)	12,438	55,847
JetBlue Airways Corp.(1)	144,450	638,469
Joby Aviation, Inc.(1)	40,549	241,672
SkyWest, Inc.(1)	20,534	970,847
Southwest Airlines Co.	177,652	4,542,562
Spirit Airlines, Inc.(2)	26,529	393,160
Sun Country Airlines Holdings, Inc.(1)	17,365	263,601
United Airlines Holdings, Inc.(1)	127,476	5,022,554
		19,020,109
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	6,204	328,192
Coty, Inc., Class A(1)	8,807	100,400
Edgewell Personal Care Co.	10,382	361,397
elf Beauty, Inc.(1)	5,358	632,726
Estee Lauder Cos., Inc., Class A	18,487	2,360,605
Herbalife Ltd.(1)	7,525	96,922
Inter Parfums, Inc.	3,302	413,278
Kenvue, Inc.	234,191	4,786,864
Medifast, Inc.	4,578	303,888
Nature's Sunshine Products, Inc.(1)	3,041	52,092
Nu Skin Enterprises, Inc., Class A	16,131	274,550

Olaplex Holdings, Inc.(1)	16,679	36,360
USANA Health Sciences, Inc.(1)	5,475	258,749
		10,006,023
Pharmaceuticals — 2.9%
Albireo Pharma, Inc.(1)	1,606	3,453
Amneal Pharmaceuticals, Inc.(1)	24,522	105,690
Amphastar Pharmaceuticals, Inc.(1)	18,754	1,056,225
AN2 Therapeutics, Inc.(1)	1,116	19,608
ANI Pharmaceuticals, Inc.(1)	3,237	161,235
Arvinas, Inc.(1)	16,986	373,182
Assertio Holdings, Inc.(1)(2)	28,197	28,761
Atea Pharmaceuticals, Inc.(1)	11,053	33,049
Bristol-Myers Squibb Co.	286,722	14,158,332
Cassava Sciences, Inc.(1)(2)	1,104	22,996
Catalent, Inc.(1)	20,783	807,420
CinCor Pharma, Inc.(1)	3,906	11,952
Collegium Pharmaceutical, Inc.(1)	11,579	296,770
Concert Pharmaceuticals, Inc.(1)	2,660	984
Corcept Therapeutics, Inc.(1)	31,871	811,754
Edgewise Therapeutics, Inc.(1)	6,983	42,457
Elanco Animal Health, Inc.(1)	66,889	787,952
Eli Lilly & Co.	71,995	42,551,925
Fulcrum Therapeutics, Inc.(1)	10,997	52,786
Harmony Biosciences Holdings, Inc.(1)	13,935	404,951
Innoviva, Inc.(1)	27,356	378,881
Intra-Cellular Therapies, Inc.(1)	3,998	245,357
Jazz Pharmaceuticals PLC(1)	25,228	2,982,707
Johnson & Johnson	203,201	31,427,067
Ligand Pharmaceuticals, Inc.(1)	4,901	285,777
Merck & Co., Inc.	179,407	18,385,629
Oramed Pharmaceuticals, Inc.(1)(2)	4,152	9,218
Organon & Co.	15,076	170,660
Pacira BioSciences, Inc.(1)	6,624	180,703
Perrigo Co. PLC	18,933	576,699
Pfizer, Inc.	641,505	19,546,657
Phibro Animal Health Corp., Class A	1,151	11,038
Pliant Therapeutics, Inc.(1)	1,389	19,293
Prestige Consumer Healthcare, Inc.(1)	12,036	690,265
ProPhase Labs, Inc.(1)(2)	3,387	17,172
Radius Health, Inc.(1)	996	10
Royalty Pharma PLC, Class A	34,919	945,257
SIGA Technologies, Inc.	19,145	103,957
Strongbridge Biopharma(1)	1,036	188
Supernus Pharmaceuticals, Inc.(1)	12,865	350,571
Tarsus Pharmaceuticals, Inc.(1)	2,445	40,416
Terns Pharmaceuticals, Inc.(1)(2)	5,865	26,099
Theravance Biopharma, Inc.(1)(2)	13,204	138,378
Viatris, Inc.	429,236	3,940,387
WaVe Life Sciences Ltd.(1)	1,879	9,978
Zevra Therapeutics, Inc.(1)(2)	1,927	9,173
Zoetis, Inc.	50,117	8,854,170
		151,077,189
Professional Services — 1.1%
ASGN, Inc.(1)	2,185	194,989
Asure Software, Inc.(1)	1,405	11,198

Automatic Data Processing, Inc.	52,947	12,173,574
Barrett Business Services, Inc.	2,958	325,232
Booz Allen Hamilton Holding Corp.	18,880	2,362,454
Broadridge Financial Solutions, Inc., ADR	13,955	2,704,758
CACI International, Inc., Class A(1)	770	247,132
CBIZ, Inc.(1)	15,996	926,008
Ceridian HCM Holding, Inc.(1)	4,668	321,625
Clarivate PLC(1)(2)	91,283	708,356
Concentrix Corp.	5,361	503,880
Conduent, Inc.(1)	4,885	14,850
CRA International, Inc.	1,782	168,880
CSG Systems International, Inc.	10,336	508,428
Dun & Bradstreet Holdings, Inc.	7,725	81,808
Equifax, Inc.	4,993	1,087,026
ExlService Holdings, Inc.(1)	18,642	528,874
Exponent, Inc.	9,523	732,890
First Advantage Corp.	7,526	116,728
Franklin Covey Co.(1)	5,473	212,790
FTI Consulting, Inc.(1)	2,490	548,945
Genpact Ltd.	11,273	382,831
Heidrick & Struggles International, Inc.	8,709	236,711
Huron Consulting Group, Inc.(1)	1,092	113,754
IBEX Holdings Ltd.(1)	4,339	76,930
ICF International, Inc.	585	81,871
Insperity, Inc.	9,706	1,104,058
Jacobs Solutions, Inc.	4,781	608,048
KBR, Inc.	15,895	821,295
Kelly Services, Inc., Class A	6,534	135,842
Kforce, Inc.	9,150	637,755
Korn Ferry	22,208	1,149,042
Legalzoom.com, Inc.(1)	18,737	216,038
Leidos Holdings, Inc.	6,065	650,896
ManpowerGroup, Inc.	14,645	1,086,805
Maximus, Inc.	6,664	556,377
Parsons Corp.(1)	3,085	192,165
Paychex, Inc.	62,966	7,679,963
Paycom Software, Inc.	9,013	1,637,302
Paylocity Holding Corp.(1)	4,848	759,536
Planet Labs PBC(1)(2)	46,496	112,985
RCM Technologies, Inc.(1)	565	15,261
Resources Connection, Inc.	11,003	149,641
Robert Half, Inc.	45,076	3,695,330
Science Applications International Corp.	3,785	444,397
SS&C Technologies Holdings, Inc.	7,557	425,157
TaskUS, Inc., Class A(1)	3,651	43,885
TransUnion	6,466	379,684
TriNet Group, Inc.(1)	15,925	1,846,185
TrueBlue, Inc.(1)	16,393	228,518
TTEC Holdings, Inc.	2,050	38,376
Verisk Analytics, Inc.	22,623	5,461,871
Verra Mobility Corp.(1)	23,770	477,302
		55,926,236
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	32,109	2,535,327
CoStar Group, Inc.(1)	34,603	2,873,433

Cushman & Wakefield PLC(1)	16,629	136,524
Douglas Elliman, Inc.	25,791	50,292
Five Point Holdings LLC, Class A(1)	2,053	5,235
Forestar Group, Inc.(1)	7,855	239,813
FRP Holdings, Inc.(1)	435	23,990
Howard Hughes Holdings, Inc.(1)	8,765	644,315
Jones Lang LaSalle, Inc.(1)	10,880	1,692,058
Kennedy-Wilson Holdings, Inc.	44,059	500,070
Marcus & Millichap, Inc.	10,100	347,541
Newmark Group, Inc., Class A	44,611	367,149
Opendoor Technologies, Inc.(1)	219,313	660,132
RE/MAX Holdings, Inc., Class A	7,483	68,844
Redfin Corp.(1)	18,892	131,677
RMR Group, Inc., Class A	4,262	101,563
Seritage Growth Properties, Class A(1)	3,909	35,142
Tejon Ranch Co.(1)	2,786	43,991
Zillow Group, Inc., Class A(1)	13,516	532,395
Zillow Group, Inc., Class C(1)	62,434	2,556,048
		13,545,539
Semiconductors and Semiconductor Equipment — 5.7%
ACM Research, Inc., Class A(1)	15,283	254,309
Advanced Micro Devices, Inc.(1)	111,136	13,465,238
Allegro MicroSystems, Inc.(1)	12,492	340,032
Alpha & Omega Semiconductor Ltd.(1)	7,716	165,045
Amkor Technology, Inc.	46,527	1,310,666
Analog Devices, Inc.	39,143	7,178,043
Applied Materials, Inc.	154,578	23,152,693
Axcelis Technologies, Inc.(1)	13,065	1,623,718
AXT, Inc.(1)	4,383	8,722
Broadcom, Inc.	31,957	29,583,746
CEVA, Inc.(1)	2,132	46,392
Cirrus Logic, Inc.(1)	16,672	1,265,572
Cohu, Inc.(1)	14,126	448,218
Diodes, Inc.(1)	21,193	1,407,639
Enphase Energy, Inc.(1)	22,132	2,235,775
Entegris, Inc.	14,376	1,500,854
First Solar, Inc.(1)	19,847	3,131,460
FormFactor, Inc.(1)	18,599	698,950
GLOBALFOUNDRIES, Inc.(1)(2)	19,221	1,031,976
Ichor Holdings Ltd.(1)	3,511	91,742
Intel Corp.	410,179	18,335,001
KLA Corp.	19,675	10,715,399
Kulicke & Soffa Industries, Inc.	26,201	1,349,876
Lam Research Corp.	29,347	21,010,104
Lattice Semiconductor Corp.(1)	13,845	810,625
MACOM Technology Solutions Holdings, Inc.(1)	4,239	355,991
Magnachip Semiconductor Corp.(1)	5,631	37,108
Marvell Technology, Inc.	53,779	2,997,104
MaxLinear, Inc.(1)	28,206	528,298
Microchip Technology, Inc.	57,646	4,809,982
Micron Technology, Inc.	178,641	13,598,153
MKS Instruments, Inc.	5,854	483,248
Monolithic Power Systems, Inc.	4,119	2,260,178
NVE Corp.	2,001	143,412
NVIDIA Corp.	119,627	55,949,548

NXP Semiconductors NV	25,365	5,176,489
ON Semiconductor Corp.(1)	124,362	8,870,741
Onto Innovation, Inc.(1)	9,827	1,385,705
Photronics, Inc.(1)	37,505	792,481
Power Integrations, Inc.	715	54,633
Qorvo, Inc.(1)	19,567	1,888,216
QUALCOMM, Inc.	149,897	19,344,208
Rambus, Inc.(1)	16,845	1,139,901
SiTime Corp.(1)	2,232	246,859
Skyworks Solutions, Inc.	41,188	3,992,353
SMART Global Holdings, Inc.(1)	30,509	508,280
SolarEdge Technologies, Inc.(1)	4,298	341,175
Synaptics, Inc.(1)	15,520	1,571,245
Teradyne, Inc.	35,547	3,278,500
Texas Instruments, Inc.	131,624	20,100,301
Ultra Clean Holdings, Inc.(1)	15,695	425,962
Universal Display Corp.	7,378	1,248,358
Wolfspeed, Inc.(1)(2)	370	13,638
		292,703,862
Software — 7.1%
A10 Networks, Inc.	19,598	244,779
ACI Worldwide, Inc.(1)	13,320	356,177
Adeia, Inc.	30,678	281,931
Adobe, Inc.(1)	31,602	19,309,138
Agilysys, Inc.(1)	875	75,329
Alarm.com Holdings, Inc.(1)	524	28,548
Altair Engineering, Inc., Class A(1)	1,161	84,126
American Software, Inc., Class A	3,664	36,384
Amplitude, Inc., Class A(1)	893	9,510
ANSYS, Inc.(1)	4,061	1,191,335
Appfolio, Inc., Class A(1)	84	15,897
AppLovin Corp., Class A(1)	14,037	526,107
Aspen Technology, Inc.(1)	4,885	919,650
Atlassian Corp., Class A(1)	4,856	927,253
Aurora Innovation, Inc.(1)(2)	98,091	214,819
Autodesk, Inc.(1)	26,793	5,852,395
Bentley Systems, Inc., Class B	21,174	1,102,318
Bill Holdings, Inc.(1)	9,712	635,845
Bit Digital, Inc.(1)(2)	34,231	88,316
Blackbaud, Inc.(1)	4,964	373,491
BlackLine, Inc.(1)	1,721	99,560
Box, Inc., Class A(1)	10,536	275,727
C3.ai, Inc., Class A(1)(2)	17,707	515,628
Cadence Design Systems, Inc.(1)	28,227	7,713,592
CCC Intelligent Solutions Holdings, Inc.(1)	4,399	51,380
Cleanspark, Inc.(1)(2)	87,790	547,810
Clear Secure, Inc., Class A	10,108	215,604
CommVault Systems, Inc.(1)	10,011	736,609
Confluent, Inc., Class A(1)	8,162	173,198
Consensus Cloud Solutions, Inc.(1)	1,369	25,217
CoreCard Corp.(1)(2)	2,108	27,467
Crowdstrike Holdings, Inc., Class A(1)	17,197	4,075,517
Datadog, Inc., Class A(1)	11,415	1,330,647
DocuSign, Inc.(1)	11,293	486,728
Dolby Laboratories, Inc., Class A	10,001	861,386

Domo, Inc., Class B(1)	393	3,730
DoubleVerify Holdings, Inc.(1)	4,182	138,842
Dropbox, Inc., Class A(1)	20,480	577,126
Dynatrace, Inc.(1)	8,543	457,478
Elastic NV(1)	1,373	110,334
Envestnet, Inc.(1)	1,886	71,725
Fair Isaac Corp.(1)	1,836	1,996,834
Five9, Inc.(1)	851	64,863
Fortinet, Inc.(1)	98,886	5,197,448
Freshworks, Inc., Class A(1)	19,793	396,256
Gen Digital, Inc.	38,937	859,729
Gitlab, Inc., Class A(1)	4,257	205,783
Guidewire Software, Inc.(1)	6,934	692,984
HashiCorp, Inc., Class A(1)	5,610	120,166
HubSpot, Inc.(1)	2,311	1,141,472
InterDigital, Inc.	15,584	1,557,153
Intuit, Inc.	12,619	7,211,254
LiveRamp Holdings, Inc.(1)	11,208	371,657
Manhattan Associates, Inc.(1)	15,006	3,347,088
Marathon Digital Holdings, Inc.(1)	2,073	24,814
Matterport, Inc.(1)	37,000	93,240
Microsoft Corp.	579,107	219,429,433
MicroStrategy, Inc., Class A(1)	543	270,577
Mitek Systems, Inc.(1)	2,761	31,172
NCR Voyix Corp.(1)	17,902	280,703
Nutanix, Inc., Class A(1)	18,585	800,828
Olo, Inc., Class A(1)	10,962	58,756
Oracle Corp. (New York)	104,008	12,086,770
Palantir Technologies, Inc., Class A(1)	146,528	2,937,886
Palo Alto Networks, Inc.(1)	38,886	11,474,870
Pegasystems, Inc.	1,510	78,490
Procore Technologies, Inc.(1)	4,011	237,010
Progress Software Corp.	6,197	333,770
PROS Holdings, Inc.(1)	2,863	104,643
PTC, Inc.(1)	7,151	1,125,281
Qualys, Inc.(1)	14,932	2,760,031
Rapid7, Inc.(1)	4,895	265,064
Rimini Street, Inc.(1)	2,500	7,850
RingCentral, Inc., Class A(1)	5,171	147,167
Riot Platforms, Inc.(1)	44,704	561,035
Roper Technologies, Inc.	3,915	2,107,249
Salesforce, Inc.(1)	40,878	10,297,168
Samsara, Inc., Class A(1)	6,227	171,492
SentinelOne, Inc., Class A(1)	15,464	295,208
ServiceNow, Inc.(1)	12,103	8,299,511
Smartsheet, Inc., Class A(1)	6,540	277,165
Splunk, Inc.(1)	9,004	1,364,466
SPS Commerce, Inc.(1)	3,529	607,976
Synopsys, Inc.(1)	9,321	5,063,447
Telos Corp.(1)	2,835	11,652
Teradata Corp.(1)	2,321	109,667
Tyler Technologies, Inc.(1)	1,463	598,133
UiPath, Inc., Class A(1)	40,739	805,003
Unity Software, Inc.(1)(2)	6,544	193,113
Verint Systems, Inc.(1)	1,461	35,897

Vertex, Inc., Class A(1)	2,086	58,533
Workday, Inc., Class A(1)	9,289	2,514,718
Workiva, Inc.(1)	1,906	183,300
Xperi, Inc.(1)	15,018	154,986
Zoom Video Communications, Inc., Class A(1)	25,400	1,722,882
Zscaler, Inc.(1)	3,271	646,121
		362,558,417
Specialty Retail — 3.0%
1-800-Flowers.com, Inc., Class A(1)	4,540	40,088
Aaron's Co., Inc.	15,757	138,819
Abercrombie & Fitch Co., Class A(1)	36,006	2,732,495
Academy Sports & Outdoors, Inc.	36,665	1,865,149
Advance Auto Parts, Inc.	22,236	1,129,366
American Eagle Outfitters, Inc.	90,415	1,720,597
America's Car-Mart, Inc.(1)	1,072	85,621
Arhaus, Inc.(1)	17,457	162,699
Arko Corp.	33,190	248,261
Asbury Automotive Group, Inc.(1)	7,205	1,511,753
AutoNation, Inc.(1)	17,433	2,358,162
AutoZone, Inc.(1)	1,090	2,844,824
Bath & Body Works, Inc.	14,737	480,721
Best Buy Co., Inc.	73,011	5,179,400
Big 5 Sporting Goods Corp.	3,884	23,032
Boot Barn Holdings, Inc.(1)	10,132	742,473
Buckle, Inc.	18,386	708,964
Build-A-Bear Workshop, Inc.	6,177	150,904
Burlington Stores, Inc.(1)	24,251	4,112,727
Caleres, Inc.	22,481	682,523
Camping World Holdings, Inc., Class A	5,654	119,526
CarMax, Inc.(1)	66,026	4,221,702
CarParts.com, Inc.(1)	3,855	11,796
Carvana Co.(1)	6,682	209,280
Cato Corp., Class A	1,679	11,619
Chewy, Inc., Class A(1)	14,782	257,502
Chico's FAS, Inc.(1)	58,090	437,999
Children's Place, Inc.(1)	4,395	99,986
Citi Trends, Inc.(1)	1,443	34,459
Conn's, Inc.(1)	92	304
Container Store Group, Inc.(1)	5,121	9,627
Designer Brands, Inc., Class A	27,383	318,738
Destination XL Group, Inc.(1)	24,514	92,663
Dick's Sporting Goods, Inc.	26,139	3,400,684
EVgo, Inc.(1)(2)	1,349	4,209
Five Below, Inc.(1)	10,821	2,039,326
Floor & Decor Holdings, Inc., Class A(1)	31,961	2,931,143
Foot Locker, Inc.	35,525	956,688
GameStop Corp., Class A(1)(2)	1,176	17,111
Gap, Inc.	93,230	1,871,126
Genesco, Inc.(1)	3,646	136,251
GrowGeneration Corp.(1)(2)	8,322	22,137
Guess?, Inc.	16,801	369,958
Haverty Furniture Cos., Inc.	6,902	216,309
Hibbett, Inc.	6,680	417,834
Home Depot, Inc.	89,285	27,989,955
Lands' End, Inc.(1)	527	3,721

Leslie's, Inc.(1)	10,998	54,220
Lithia Motors, Inc.	7,694	2,054,221
LL Flooring Holdings, Inc.(1)	2,757	9,650
Lowe's Cos., Inc.	28,585	5,683,556
MarineMax, Inc.(1)	8,103	241,713
Monro, Inc.	2,169	62,728
Murphy USA, Inc.	9,639	3,562,092
National Vision Holdings, Inc.(1)	6,667	123,006
ODP Corp.(1)	20,276	923,572
O'Reilly Automotive, Inc.(1)	3,450	3,389,211
Penske Automotive Group, Inc.	7,037	1,050,624
Petco Health & Wellness Co., Inc.(1)	1,415	4,273
PetMed Express, Inc.	2,475	17,152
Restoration Hardware, Inc.(1)	6,025	1,626,569
Ross Stores, Inc.	89,201	11,630,026
Sally Beauty Holdings, Inc.(1)	16,399	158,578
Shoe Carnival, Inc.	4,473	108,649
Signet Jewelers Ltd.	23,668	1,945,036
Sleep Number Corp.(1)	815	8,264
Sonic Automotive, Inc., Class A	6,073	311,363
Sportsman's Warehouse Holdings, Inc.(1)(2)	8,631	41,688
Stitch Fix, Inc., Class A(1)	5,706	21,340
ThredUp, Inc., Class A(1)	1,340	2,613
Tilly's, Inc., Class A(1)	7,163	59,238
TJX Cos., Inc.	227,264	20,024,231
Tractor Supply Co.	36,160	7,340,842
Ulta Beauty, Inc.(1)	18,184	7,746,202
Upbound Group, Inc.	27,631	804,062
Urban Outfitters, Inc.(1)	35,250	1,258,425
Valvoline, Inc.	39,148	1,340,428
Victoria's Secret & Co.(1)	35,762	963,786
Warby Parker, Inc., Class A(1)	6,944	72,287
Wayfair, Inc., Class A(1)	5,587	311,755
Williams-Sonoma, Inc.	30,573	5,733,660
Winmark Corp.	285	122,550
Zumiez, Inc.(1)	5,824	109,957
		152,037,798
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	1,307,133	248,289,913
Dell Technologies, Inc., Class C	14,519	1,101,557
Eastman Kodak Co.(1)	8,541	30,918
Hewlett Packard Enterprise Co.	176,746	2,988,775
HP, Inc.	51,372	1,507,255
Immersion Corp.	11,407	73,917
Intevac, Inc.(1)	1,312	4,881
IonQ, Inc.(1)(2)	31,976	391,066
NetApp, Inc.	32,966	3,012,763
Pure Storage, Inc., Class A(1)	52,029	1,733,086
Seagate Technology Holdings PLC	25,019	1,979,003
Stratasys Ltd.(1)	556	6,138
Super Micro Computer, Inc.(1)	16,707	4,568,863
Turtle Beach Corp.(1)	89	1,007
Western Digital Corp.(1)	30,840	1,489,880

Xerox Holdings Corp.	27,516	384,949
		267,563,971
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	53,374	2,585,437
Carter's, Inc.	19,832	1,352,344
Columbia Sportswear Co.	6,746	528,414
Crocs, Inc.(1)	20,362	2,150,431
Deckers Outdoor Corp.(1)	8,684	5,765,915
Ermenegildo Zegna NV	10,840	124,335
G-III Apparel Group Ltd.(1)	24,638	708,835
Hanesbrands, Inc.(1)	43,902	159,803
Kontoor Brands, Inc.	11,258	618,852
Levi Strauss & Co., Class A	25,443	394,112
Lululemon Athletica, Inc.(1)	25,970	11,603,396
Movado Group, Inc.	6,084	159,097
NIKE, Inc., Class B	100,246	11,054,126
Oxford Industries, Inc.	7,748	700,652
PVH Corp.	14,724	1,439,713
Ralph Lauren Corp.	12,089	1,564,075
Rocky Brands, Inc.	1,165	33,633
Skechers USA, Inc., Class A(1)	33,178	1,954,516
Steven Madden Ltd.	35,451	1,344,302
Tapestry, Inc.	88,134	2,791,204
Under Armour, Inc., Class A(1)	66,997	545,356
Under Armour, Inc., Class C(1)	68,329	523,400
Unifi, Inc.(1)	1,684	10,946
Vera Bradley, Inc.(1)	1,061	7,968
VF Corp.	33,921	567,498
		48,688,360
Trading Companies and Distributors — 1.1%
Air Lease Corp.	55,915	2,168,943
Alta Equipment Group, Inc.	3,301	31,491
Applied Industrial Technologies, Inc.	13,158	2,106,201
Beacon Roofing Supply, Inc.(1)	6,271	503,938
BlueLinx Holdings, Inc.(1)	5,931	521,038
Boise Cascade Co.	24,165	2,641,234
Core & Main, Inc., Class A(1)	7,049	246,926
Fastenal Co.	151,066	9,059,428
FTAI Aviation Ltd.	39,481	1,627,012
GATX Corp.	17,861	1,946,849
Global Industrial Co.	6,009	213,980
GMS, Inc.(1)	21,592	1,460,483
H&E Equipment Services, Inc.	20,592	912,431
Herc Holdings, Inc.	14,798	1,829,921
Hudson Technologies, Inc.(1)	19,460	240,331
Karat Packaging, Inc.	4,473	96,483
McGrath RentCorp	11,523	1,171,774
MRC Global, Inc.(1)	11,482	118,724
MSC Industrial Direct Co., Inc., Class A	21,610	2,105,246
NOW, Inc.(1)	34,374	342,709
Rush Enterprises, Inc., Class A	20,073	796,296
Rush Enterprises, Inc., Class B	2,004	87,394
SiteOne Landscape Supply, Inc.(1)	8,184	1,152,471
Textainer Group Holdings Ltd.	18,899	930,398
Titan Machinery, Inc.(1)	9,617	219,845

Transcat, Inc.(1)	450	44,091
United Rentals, Inc.	19,328	9,200,515
Watsco, Inc.	5,826	2,226,872
WESCO International, Inc.	11,047	1,721,675
WW Grainger, Inc.	13,257	10,422,521
		56,147,220
Water Utilities†
American States Water Co.	4,397	351,320
American Water Works Co., Inc.	11,830	1,559,667
Essential Utilities, Inc.	11,093	395,022
Global Water Resources, Inc.	7	86
		2,306,095
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	20,415	204,763
Telephone & Data Systems, Inc.	52,953	1,043,174
T-Mobile U.S., Inc.	87,975	13,235,839
US Cellular Corp.(1)	3,966	180,175
		14,663,951
TOTAL COMMON STOCKS (Cost $4,665,233,949)		5,100,636,187
ESCROW INTERESTS(3)†
Diversified Telecommunication Services†
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,645,977	6,645,977
State Street Navigator Securities Lending Government Money Market Portfolio(4)	8,776,198	8,776,198
TOTAL SHORT-TERM INVESTMENTS (Cost $15,422,175)		15,422,175
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,680,656,124)		5,116,058,384
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,548,497)
TOTAL NET ASSETS — 100.0%		$5,112,509,887

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,731,313. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,259,571, which includes securities collateral of $5,483,373.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,100,636,187	—	—
Escrow Interests	—	$22	—
Short-Term Investments	15,422,175	—	—
	$5,116,058,362	$22	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.